UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                          C/O THE CT CORPORATION SYSTEM
                 101 FEDERAL STREET BOSTON, MASSACHUSETTS 02110
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 SEI INVESTMENTS
                            ONE FREEDOM VALLEY DRIVE
                                 OAKS, PA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-254-1000

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


SEI INVESTMENTS

[BACKGROUND GRAPHIC OMITTED]

                         Semi-Annual Report as of September 30, 2004 (Unaudited)

                                                      SEI Asset Allocation Trust

                                            Diversified Conservative Income Fund

                                                   Diversified Conservative Fund

                                         Diversified Global Moderate Growth Fund

                                                Diversified Moderate Growth Fund

                                                  Diversified Global Growth Fund

                                                   Diversified Global Stock Fund

                                                     Diversified U.S. Stock Fund

                                                         Defensive Strategy Fund

                                             Tax-Managed Defensive Strategy Fund

                                                      Conservative Strategy Fund

                                          Tax-Managed Conservative Strategy Fund

                                                          Moderate Strategy Fund

                                              Tax-Managed Moderate Strategy Fund

                                                        Aggressive Strategy Fund

                                            Tax-Managed Aggressive Strategy Fund

                                                       Core Market Strategy Fund

                                           Tax-Managed Core Market Strategy Fund

                                                     Market Growth Strategy Fund

                                         Tax-Managed Market Growth Strategy Fund

TABLE OF CONTENTS

------------------------------------------------------------

Statements of Net Assets                                   1
------------------------------------------------------------
Statements of Operations                                  20
------------------------------------------------------------
Statements of Changes in Net Assets                       26
------------------------------------------------------------
Financial Highlights                                      32
------------------------------------------------------------
Notes to Financial Statements                             38
------------------------------------------------------------
Disclosure of Fund Expenses                               46
------------------------------------------------------------

Beginning on the fiscal quarter ended December 31, 2004, the Trust will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1 800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

STATEMENT OF NET ASSETS (Unaudited)

DIVERSIFIED CONSERVATIVE INCOME FUND

September 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

54.9% Fixed Income Fund

25.1% Equity Funds

20.0% Money Market Fund

+     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
FIXED INCOME FUND -- 55.2%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*               3,889,687      $     41,425
                                                                   -------------
Total Fixed Income Fund
   (Cost $40,889) ($ Thousands)                                          41,425
                                                                   -------------
EQUITY FUNDS -- 25.3%
   SEI Institutional Managed Trust
     Large Cap Growth Fund,
     Class A* (1)                                     507,969             8,707
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                   418,735             8,291
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                                      64,051               970
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                    46,622               967
                                                                   -------------
Total Equity Funds
   (Cost $19,681) ($ Thousands)                                          18,935
                                                                   -------------
MONEY MARKET FUND -- 20.1%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*               15,044,271            15,044
                                                                   -------------
Total Money Market Fund
   (Cost $15,045) ($ Thousands)                                          15,044
                                                                   -------------
Total Investments -- 100.6%
   (Cost $75,615) ($ Thousands)                                          75,404
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.6)%
Receivable from Administrator                                      $          4
Investment Advisory Fees Payable                                             (6)
Administrative Servicing Fees Payable                                        (1)
Distribution & Shareholder Servicing Fees Payable                           (11)
Other Assets and Liabilities, Net                                          (402)
                                                                   -------------
Total Other Assets and Liabilities                                         (416)
                                                                   -------------
Net Assets -- 100.0%                                               $     74,988
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     74,747
Undistributed net investment income                                         348
Accumulated net realized gain on investments                                104
Net unrealized depreciation on investments                                 (211)
                                                                   -------------
Net Assets -- 100.0%                                               $     74,988
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($58,972,198 / 5,285,973 shares)                                $      11.16
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($12,722,264 / 1,149,912 shares)                                $      11.06
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($3,293,454 / 295,739 shares)                                   $      11.14
                                                                   =============

*     Affiliated fund.

(1)   Non-income producing security.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004           1

STATEMENT OF NET ASSETS (UNAUDITED)

DIVERSIFIED CONSERVATIVE FUND

September 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

59.0% Fixed Income Fund

40.0% Equity Funds

1.0% Money Market Fund

+     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
FIXED INCOME FUND -- 59.2%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*               5,734,405      $     61,071
                                                                   -------------
Total Fixed Income Fund
   (Cost $60,727) ($ Thousands)                                          61,071
                                                                   -------------
EQUITY FUNDS -- 40.2%
   SEI Institutional International Trust
     International Equity Fund, Class A*              850,194             8,341
   SEI Institutional Managed Trust
     Large Cap Growth Fund,
     Class A* (1)                                     889,669            15,249
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                   735,221            14,557
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                                     112,041             1,696
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                    79,881             1,657
                                                                   -------------
Total Equity Funds
   (Cost $42,658) ($ Thousands)                                          41,500
                                                                   -------------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                1,021,719             1,022
                                                                   -------------
Total Money Market Fund
   (Cost $1,022) ($ Thousands)                                            1,022
                                                                   -------------
Total Investments -- 100.4%
   (Cost $104,407) ($ Thousands)                                        103,593
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%
Receivable from Administrator                                      $          6
Investment Advisory Fees Payable                                             (8)
Administrative Servicing Fees Payable                                        (1)
Distribution & Shareholder Servicing Fees Payable                            (8)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                          (382)
                                                                   -------------
Total Other Assets and Liabilities                                         (394)
                                                                   -------------
Net Assets -- 100.0%                                               $    103,199
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $    103,539
Undistributed net investment income                                         490
Accumulated net realized loss on investments                                (16)
Net unrealized depreciation on investments                                 (814)
                                                                   -------------
Net Assets -- 100.0%                                               $    103,199
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($86,971,389 / 8,338,330 shares)                                $      10.43
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($9,124,035 / 878,122 shares)                                   $      10.39
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($7,103,116 / 682,137 shares)                                   $      10.41
                                                                   =============

*     Affiliated fund.

(1)   Non-income producing security.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
2           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

September 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

60.0% Equity Funds

39.0% Fixed Income Funds

1.0% Money Market Fund

+     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 68.0%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                         175,658      $      1,950
   SEI Institutional International Trust
     International Equity Fund, Class A*            2,734,902            26,829
   SEI Institutional Managed Trust
     Large Cap Growth Fund,
     Class A* (1)                                   2,294,042            39,320
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                 1,900,403            37,628
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                                     285,613             4,324
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                   207,469             4,303
                                                                   -------------
Total Equity Funds
   (Cost $117,437) ($ Thousands)                                        114,354
                                                                   -------------
FIXED INCOME FUNDS -- 44.2%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                         714,387             7,673
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*               5,531,282            58,908
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                   889,390             7,631
                                                                   -------------
Total Fixed Income Funds
   (Cost $73,534) ($ Thousands)                                          74,212
                                                                   -------------
MONEY MARKET FUND -- 1.1%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                1,885,041             1,885
                                                                   -------------
Total Money Market Fund
   (Cost $1,885) ($ Thousands)                                            1,885
                                                                   -------------
Total Investments -- 113.3%
   (Cost $192,856) ($ Thousands)                                        190,451
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (13.3)%
Payable for Capital Shares Redeemed                                $    (22,517)
Receivable from Administrator                                                11
Investment Advisory Fees Payable                                            (16)
Administrative Servicing Fees Payable                                        (2)
Distribution & Shareholder Servicing Fees Payable                            (7)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                           173
                                                                   -------------
Total Other Assets and Liabilities                                      (22,359)
                                                                   -------------
Net Assets -- 100.0%                                               $    168,092
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $    169,312
Undistributed net investment income                                         608
Accumulated net realized gain on investments                                577
Net unrealized depreciation on investments                               (2,405)
                                                                   -------------
Net Assets -- 100.0%                                               $    168,092
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($148,876,229 / 13,479,704 shares)                              $      11.04
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($7,353,499 / 672,979 shares)                                   $      10.93
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($11,862,338 / 1,077,156 shares)                                $      11.01
                                                                   =============

*     Affiliated fund.

(1)   Non-income producing security.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004           3

STATEMENT OF NET ASSETS (Unaudited)

DIVERSIFIED MODERATE GROWTH FUND

September 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

60.1% Equity Funds

38.9% Fixed Income Fund

1.0% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 60.5%
   SEI Institutional International Trust
     International Equity Fund, Class A*            4,620,320      $     45,325
   SEI Institutional Managed Trust
     Large Cap Growth Fund,
     Class A* (1)                                   4,809,281            82,431
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                 3,981,391            78,832
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                                     607,510             9,198
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                   444,577             9,220
                                                                   -------------
Total Equity Funds
   (Cost $245,721) ($ Thousands)                                        225,006
                                                                   -------------
FIXED INCOME FUND -- 39.1%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*              13,647,987           145,351
                                                                   -------------
Total Fixed Income Fund
   (Cost $143,521) ($ Thousands)                                        145,351
                                                                   -------------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                3,713,537             3,714
                                                                   -------------
Total Money Market Fund
   (Cost $3,714) ($ Thousands)                                            3,714
                                                                   -------------
Total Investments -- 100.6%
   (Cost $392,956) ($ Thousands)                                        374,071
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.6)%
Receivable from Administrator                                      $         19
Investment Advisory Fees Payable                                            (31)
Administrative Servicing Fees Payable                                        (3)
Distribution & Shareholder Servicing Fees Payable                           (19)
Trustees' Fees Payable                                                       (3)
Other Assets and Liabilities, Net                                        (2,301)
                                                                   -------------
Total Other Assets and Liabilities                                       (2,338)
                                                                   -------------
Net Assets -- 100.0%                                               $    371,733
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $    398,043
Undistributed net investment income                                       1,184
Accumulated net realized loss on investments                             (8,609)
Net unrealized depreciation on investments                              (18,885)
                                                                   -------------
Net Assets -- 100.0%                                               $    371,733
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($336,056,148 / 28,404,520 shares)                              $      11.83
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($20,013,821 / 1,701,457 shares)                                $      11.76
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($15,663,225 / 1,325,114 shares)                                $      11.82
                                                                   =============

*     Affiliated fund.

(1)   Non-income producing security.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
4           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

DIVERSIFIED GLOBAL GROWTH FUND

September 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

80.0% Equity Funds

19.0% Fixed Income Funds

1.0% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 80.8%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                         403,381      $      4,477
   SEI Institutional International Trust
     International Equity Fund, Class A*            4,066,900            39,896
   SEI Institutional Managed Trust
     Large Cap Growth Fund,
     Class A* (1)                                   3,554,388            60,922
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                 2,940,136            58,215
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                                     441,723             6,688
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                   320,593             6,649
                                                                   -------------
Total Equity Funds
   (Cost $200,093) ($ Thousands)                                        176,847
                                                                   -------------
FIXED INCOME FUNDS -- 19.2%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                         417,316             4,482
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*               3,104,170            33,060
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                   520,999             4,470
                                                                   -------------
Total Fixed Income Funds
   (Cost $42,170) ($ Thousands)                                          42,012
                                                                   -------------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                2,145,199             2,145
                                                                   -------------
Total Money Market Fund
   (Cost $2,145) ($ Thousands)                                            2,145
                                                                   -------------
Total Investments -- 101.0%
   (Cost $244,408) ($ Thousands)                                        221,004
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.0)%
Receivable from Administrator                                      $         12
Investment Advisory Fees Payable                                            (18)
Administrative Servicing Fees Payable                                        (4)
Distribution & Shareholder Servicing Fees Payable                           (13)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                        (2,167)
                                                                   -------------
Total Other Assets and Liabilities                                       (2,191)
                                                                   -------------
Net Assets -- 100.0%                                               $    218,813
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $    239,351
Undistributed net investment income                                         275
Accumulated net realized gain on investments                              2,591
Net unrealized depreciation on investments                              (23,404)
                                                                   -------------
Net Assets -- 100.0%                                               $    218,813
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($185,515,296 / 16,075,128 shares)                              $      11.54
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($14,615,774 / 1,277,019 shares)                                $      11.45
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($18,681,948 / 1,620,411 shares)                                $      11.53
                                                                   =============

*     Affiliated fund.

(1)   Non-income producing security.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004           5

STATEMENT OF NET ASSETS (Unaudited)

DIVERSIFIED GLOBAL STOCK FUND

September 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

99.0% Equity Funds

1.0% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 101.1%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                         235,762      $      2,617
   SEI Institutional International Trust
     International Equity Fund, Class A*            3,070,619            30,123
   SEI Institutional Managed Trust
     Large Cap Growth Fund,
     Class A* (1)                                   2,592,337            44,433
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                 2,140,230            42,376
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                                     319,813             4,842
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                   234,563             4,865
                                                                   -------------
Total Equity Funds
   (Cost $158,919) ($ Thousands)                                        129,256
                                                                   -------------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                1,303,313             1,303
                                                                   -------------
Total Money Market Fund
   (Cost $1,303) ($ Thousands)                                            1,303
                                                                   -------------
Total Investments -- 102.1%
   (Cost $160,222) ($ Thousands)                                        130,559
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.1)%
Receivable from Administrator                                      $          8
Investment Advisory Fees Payable                                            (11)
Administrative Servicing Fees Payable                                        (1)
Distribution & Shareholder Servicing Fees Payable                            (7)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                        (2,698)
                                                                   -------------
Total Other Assets and Liabilities                                       (2,710)
                                                                   -------------
Net Assets -- 100.0%                                               $    127,849
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $    162,080
Distributions in excess of net investment income                            (59)
Accumulated net realized loss on investments                             (4,509)
Net unrealized depreciation on investments                              (29,663)
                                                                   -------------
Net Assets -- 100.0%                                               $    127,849
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($116,914,079 / 11,226,426 shares)                              $      10.41
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($6,741,960 / 682,770 shares)                                   $       9.87
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($4,192,647 / 403,630 shares)                                   $      10.39
                                                                   =============

* Affiliated fund.

(1) Non-income producing security.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
6           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

DIVERSIFIED U.S. STOCK FUND

September 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

99.0% Equity Funds

1.0% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 99.5%
   SEI Institutional Managed Trust
     Large Cap Growth Fund,
     Class A* (1)                                   2,877,128      $     49,314
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                 2,376,212            47,049
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                                     356,948             5,404
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                   260,365             5,400
                                                                   -------------
Total Equity Funds
   (Cost $133,510) ($ Thousands)                                        107,167
                                                                   -------------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                1,062,072             1,062
                                                                   -------------
Total Money Market Fund
   (Cost $1,062) ($ Thousands)                                            1,062
                                                                   -------------
Total Investments -- 100.5%
   (Cost $134,572) ($ Thousands)                                        108,229
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.5)%
Receivable from Administrator                                      $          7
Investment Advisory Fees Payable                                             (9)
Distribution & Shareholder Servicing Fees Payable                           (13)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                          (493)
                                                                   -------------
Total Other Assets and Liabilities                                         (509)
                                                                   -------------
Net Assets -- 100.0%                                               $    107,720
                                                                   =============

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $    140,938
Distributions in excess of net investment income                            (65)
Accumulated net realized loss on investments                             (6,810)
Net unrealized depreciation on investments                              (26,343)
                                                                   -------------
Net Assets -- 100.0%                                               $    107,720
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($91,412,918 / 7,157,276 shares)                                $      12.77
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($13,603,031 / 1,125,005 shares)                                $      12.09
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($2,703,921 / 212,070 shares)                                   $      12.75
                                                                   =============

* Affiliated fund.

(1) Non-income producing security.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004           7

STATEMENT OF NET ASSETS (Unaudited)

DEFENSIVE STRATEGY FUND

September 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

84.7% Fixed Income Funds

15.0% Equity Funds

0.3% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
FIXED INCOME FUNDS -- 85.5%
   SEI Daily Income Trust
     Corporate Daily Income Fund,
     Class A*                                       5,550,661      $     11,157
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*                 161,844             1,724
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                   201,876             1,732
                                                                   -------------
Total Fixed Income Funds
   (Cost $14,559) ($ Thousands)                                          14,613
                                                                   -------------
EQUITY FUNDS -- 15.2%
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                    87,061             1,724
   SEI Institutional Managed Trust
     Real Estate Fund, Class A*                        72,891               866
                                                                   -------------
Total Equity Funds
   (Cost $2,418) ($ Thousands)                                            2,590
                                                                   -------------
MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                   43,048                43
                                                                   -------------
Total Money Market Fund
   (Cost $43) ($ Thousands)                                                  43
                                                                   -------------
Total Investments -- 101.0%
   (Cost $17,020) ($ Thousands)                                          17,246
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.0)%
Receivable from Administrator                                      $          3
Investment Advisory Fees Payable                                             (1)
Payable to Adviser                                                           (7)
Other Assets and Liabilities, Net                                          (160)
                                                                   -------------
Total Other Assets and Liabilities                                         (165)
                                                                   -------------
Net Assets -- 100.0%                                               $     17,081
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     16,781
Undistributed net investment income                                          83
Accumulated net realized loss on investments                                 (9)
Net unrealized appreciation on investments                                  226
                                                                   -------------
Net Assets -- 100.0%                                               $     17,081
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($17,081,356 / 1,648,976 shares)                                $      10.36
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($105 / 10 shares)                                              $      10.43
                                                                   =============

* Affiliated fund.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
8           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

TAX-MANAGED DEFENSIVE STRATEGY FUND

September 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

74.7% Municipal Bond Funds

15.0% Equity Funds

10.1% Fixed Income Fund

0.2% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BOND FUNDS -- 74.7%
   SEI Tax Exempt Trust
     Intermediate-Term Municipal Fund,
     Class A*                                          81,657      $        908
   SEI Tax Exempt Trust
     Short Duration Municipal Fund,
     Class A*                                         587,945             5,885
                                                                   -------------
Total Municipal Bond Funds
   (Cost $6,783) ($ Thousands)                                            6,793
                                                                   -------------
EQUITY FUNDS -- 15.0%
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                    45,945               910
   SEI Institutional Managed Trust
     Real Estate Fund, Class A*                        38,483               457
                                                                   -------------
Total Equity Funds
   (Cost $1,297) ($ Thousands)                                            1,367
                                                                   -------------
FIXED INCOME FUND -- 10.1%
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                   106,610               915
                                                                   -------------
Total Fixed Income Fund
   (Cost $902) ($ Thousands)                                                915
                                                                   -------------
MONEY MARKET FUND -- 0.3%
   SEI Tax Exempt Trust
     Tax Free Fund, Class A*                           22,687                23
                                                                   -------------
Total Money Market Fund
   (Cost $23) ($ Thousands)                                                  23
                                                                   -------------
Total Investments -- 100.1%
   (Cost $9,005) ($ Thousands)                                            9,098
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
Receivable from Administrator                                      $          3
Investment Advisory Fees Payable                                             (1)
Payable to Adviser                                                           (7)
Other Assets and Liabilities, Net                                            (4)
                                                                   -------------
Total Other Assets and Liabilities                                           (9)
                                                                   -------------
Net Assets -- 100.0%                                               $      9,089
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $      8,962
Undistributed net investment income                                          34
Net unrealized appreciation on investments                                   93
                                                                   -------------
Net Assets -- 100.0%                                               $      9,089
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($9,088,620 / 885,889 shares)                                   $      10.26
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($103 / 10 shares)                                              $      10.29
                                                                   =============

* Affiliated fund.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004           9

STATEMENT OF NET ASSETS (Unaudited)

CONSERVATIVE STRATEGY FUND

September 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

69.6% Fixed Income Funds

30.2% Equity Funds

0.2% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
FIXED INCOME FUNDS -- 69.6%
   SEI Daily Income Trust
     Corporate Daily Income Fund,
     Class A*                                       4,664,722      $      9,376
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*                 196,027             2,088
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                   367,432             3,153
                                                                   -------------
Total Fixed Income Funds
   (Cost $14,576) ($ Thousands)                                          14,617
                                                                   -------------
EQUITY FUNDS -- 30.2%
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                   213,095             4,219
   SEI Institutional Managed Trust
     Real Estate Fund, Class A*                       178,313             2,120
                                                                   -------------
Total Equity Funds
   (Cost $6,001) ($ Thousands)                                            6,339
                                                                   -------------
MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                   52,212                52
                                                                   -------------
Total Money Market Fund
   (Cost $52) ($ Thousands)                                                  52
                                                                   -------------
Total Investments -- 100.0%
   (Cost $20,629) ($ Thousands)                                          21,008
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable from Administrator                                      $          3
Investment Advisory Fees Payable                                             (2)
Payable to Adviser                                                           (7)
                                                                   -------------
Total Other Assets and Liabilities                                           (6)
                                                                   -------------
Net Assets -- 100.0%                                               $     21,002
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     20,585
Undistributed net investment income                                         101
Accumulated net realized loss on investments                                (63)
Net unrealized appreciation on investments                                  379
                                                                   -------------
Net Assets -- 100.0%                                               $     21,002
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($21,001,397 / 1,998,886 shares)                                $      10.51
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($107 / 10 shares)                                              $      10.60
                                                                   =============

* Affiliated fund.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
10          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

TAX-MANAGED CONSERVATIVE STRATEGY FUND

September 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

54.7% Municipal Bond Funds

30.0% Equity Funds

15.1% Fixed Income Fund

0.2% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BOND FUNDS -- 54.7%
   SEI Tax Exempt Trust
     Intermediate-Term Municipal Fund,
     Class A*                                         247,446      $      2,752
   SEI Tax Exempt Trust
     Short Duration Municipal Fund,
     Class A*                                       1,231,579            12,328
                                                                   -------------
Total Municipal Bond Funds
   (Cost $15,037) ($ Thousands)                                          15,080
                                                                   -------------
EQUITY FUNDS -- 30.0%
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                   278,529             5,515
   SEI Institutional Managed Trust
     Real Estate Fund, Class A*                       233,194             2,772
                                                                   -------------
Total Equity Funds
   (Cost $7,915) ($ Thousands)                                            8,287
                                                                   -------------
FIXED INCOME FUND -- 15.1%
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                   484,502             4,157
                                                                   -------------
Total Fixed Income Fund
   (Cost $4,094) ($ Thousands)                                            4,157
                                                                   -------------
MONEY MARKET FUND -- 0.2%
   SEI Tax Exempt Trust
     Tax Free Fund, Class A*                           68,505                69
                                                                   -------------
Total Money Market Fund
   (Cost $68) ($ Thousands)                                                  69
                                                                   -------------
Total Investments -- 100.0%
   (Cost $27,114) ($ Thousands)                                          27,593
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable from Administrator                                      $          3
Investment Advisory Fees Payable                                             (2)
Payable to Adviser                                                           (7)
                                                                   -------------
Total Other Assets and Liabilities                                           (6)
                                                                   -------------
Net Assets -- 100.0%                                               $     27,587
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     27,001
Undistributed net investment income                                         112
Accumulated net realized loss on investments                                 (5)
Net unrealized appreciation on investments                                  479
                                                                   -------------
Net Assets -- 100.0%                                               $     27,587
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($27,587,383 / 2,615,788 shares)                                $      10.55
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($106 / 10 shares)                                              $      10.54
                                                                   =============

* Affiliated fund.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004          11

STATEMENT OF NET ASSETS (Unaudited)

MODERATE STRATEGY FUND

September 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

54.7% Fixed Income Funds

45.0% Equity Funds

0.3% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
FIXED INCOME FUNDS -- 54.6%
   SEI Daily Income Trust
     Corporate Daily Income Fund,
     Class A*                                       6,344,778      $     12,753
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*               1,212,963            12,918
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                 1,134,611             9,735
                                                                   -------------
Total Fixed Income Funds
   (Cost $35,183) ($ Thousands)                                          35,406
                                                                   -------------
EQUITY FUNDS -- 44.9%
   SEI Institutional International Trust
     International Equity Fund, Class A*              330,627             3,244
   SEI Institutional Managed Trust
     Large Cap Growth Fund,
     Class A* (1)                                     188,522             3,231
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                   815,710            16,151
   SEI Institutional Managed Trust
     Real Estate Fund, Class A*                       546,365             6,496
                                                                   -------------
Total Equity Funds
   (Cost $28,137) ($ Thousands)                                          29,122
                                                                   -------------
MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                  161,328               161
                                                                   -------------
Total Money Market Fund
   (Cost $161) ($ Thousands)                                                161
                                                                   -------------
Total Investments -- 99.7%
   (Cost $63,481) ($ Thousands)                                          64,689
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.3%
Receivable from Administrator                                      $          4
Investment Advisory Fees Payable                                             (5)
Payable to Adviser                                                           (7)
Other Assets and Liabilities, Net                                           218
                                                                   -------------
Total Other Assets and Liabilities                                          210
                                                                   -------------
Net Assets -- 100.0%                                               $     64,899
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     63,504
Undistributed net investment income                                         252
Accumulated net realized loss on investments                                (65)
Net unrealized appreciation on investments                                1,208
                                                                   -------------
Net Assets -- 100.0%                                               $     64,899
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($64,898,763 / 6,027,992 shares)                                $      10.77
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($109 / 10 shares)                                              $      10.87
                                                                   =============

* Affiliated fund.

(1) Non-income producing security.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
12          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

TAX-MANAGED MODERATE STRATEGY FUND

September 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

45.1% Equity Funds

44.6% Municipal Bond Funds

10.0% Fixed Income Fund

0.3% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 45.1%
   SEI Institutional International Trust
     International Equity Fund, Class A*              176,415      $      1,731
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                   434,333             8,600
   SEI Institutional Managed Trust
     Real Estate Fund, Class A*                       145,540             1,730
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                         331,011             3,446
                                                                   -------------
Total Equity Funds
   (Cost $15,098) ($ Thousands)                                          15,507
                                                                   -------------
MUNICIPAL BOND FUNDS -- 44.6%
   SEI Tax Exempt Trust
     Intermediate-Term Municipal Fund,
     Class A*                                         616,912             6,860
   SEI Tax Exempt Trust
     Short Duration Municipal Fund,
     Class A*                                         849,190             8,500
                                                                   -------------
Total Municipal Bond Funds
   (Cost $15,290) ($ Thousands)                                          15,360
                                                                   -------------
FIXED INCOME FUND -- 10.0%
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                   402,293             3,452
                                                                   -------------
Total Fixed Income Fund
   (Cost $3,407) ($ Thousands)                                            3,452
                                                                   -------------
MONEY MARKET FUND -- 0.3%
   SEI Tax Exempt Trust
     Tax Free Fund, Class A*                           85,716                86
                                                                   -------------
Total Money Market Fund
   (Cost $86) ($ Thousands)                                                  86
                                                                   -------------
Total Investments -- 100.0%
   (Cost $33,881) ($ Thousands)                                          34,405
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable from Administrator                                      $          3
Investment Advisory Fees Payable                                             (3)
Payable to Adviser                                                           (7)
Other Assets and Liabilities, Net                                             5
                                                                   -------------
Total Other Assets and Liabilities                                           (2)
                                                                   -------------
Net Assets -- 100.0%                                               $     34,403
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     33,787
Undistributed net investment income                                         101
Accumulated net realized loss on investments                                 (9)
Net unrealized appreciation on investments                                  524
                                                                   -------------
Net Assets -- 100.0%                                               $     34,403
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($34,403,085 / 3,235,133 shares)                                $      10.63
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($106 / 10 shares)                                              $      10.57
                                                                   =============

* Affiliated fund.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004          13

STATEMENT OF NET ASSETS (Unaudited)

AGGRESSIVE STRATEGY FUND

September 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

80.1% Equity Funds

19.7% Fixed Income Funds

0.2% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 80.1%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                          64,837      $        720
   SEI Institutional International Trust
     International Equity Fund, Class A*              662,256             6,497
   SEI Institutional Managed Trust
     Large Cap Growth Fund,
     Class A* (1)                                     503,547             8,631
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                   434,794             8,609
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                                     143,303             2,170
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                   104,680             2,171
                                                                   -------------
Total Equity Funds
   (Cost $28,269) ($ Thousands)                                          28,798
                                                                   -------------
FIXED INCOME FUNDS -- 19.7%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                         333,261             3,579
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                   408,298             3,503
                                                                   -------------
Total Fixed Income Funds
   (Cost $6,774) ($ Thousands)                                            7,082
                                                                   -------------
MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                   89,396                89
                                                                   -------------
Total Money Market Fund
   (Cost $89) ($ Thousands)                                                  89
                                                                   -------------
Total Investments -- 100.0%
   (Cost $35,132) ($ Thousands)                                          35,969
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable from Administrator                                      $          4
Investment Advisory Fees Payable                                             (3)
Payable to Adviser                                                           (7)
Other Assets and Liabilities, Net                                             5
                                                                   -------------
Total Other Assets and Liabilities                                           (1)
                                                                   -------------
Net Assets -- 100.0%                                               $     35,968
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     35,196
Undistributed net investment income                                          47
Accumulated net realized loss on investments                               (112)
Net unrealized appreciation on investments                                  837
                                                                   -------------
Net Assets -- 100.0%                                               $     35,968
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($35,967,783 / 3,321,090 shares)                                $      10.83
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($108 / 10 shares)                                              $      10.78
                                                                   =============

* Affiliated fund.

(1) Non-income producing security.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
14          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

TAX-MANAGED AGGRESSIVE STRATEGY FUND

September 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

88.0% Equity Funds

11.7% Fixed Income Funds

0.3% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 87.6%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                          26,197      $        291
   SEI Institutional International Trust
     International Equity Fund, Class A*              237,853             2,333
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                         780,997             8,130
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A* (1)                                     176,169             2,049
                                                                   -------------
Total Equity Funds
   (Cost $12,580) ($ Thousands)                                          12,803
                                                                   -------------
FIXED INCOME FUNDS -- 11.7%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                          80,794               868
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                    97,288               835
                                                                   -------------
Total Fixed Income Funds
   (Cost $1,640) ($ Thousands)                                            1,703
                                                                   -------------
MONEY MARKET FUND -- 0.2%
   SEI Tax Exempt Trust
     Tax Free Fund, Class A*                           36,116                36
                                                                   -------------
Total Money Market Fund
   (Cost $36) ($ Thousands)                                                  36
                                                                   -------------
Total Investments -- 99.5%
   (Cost $14,256) ($ Thousands)                                          14,542
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.5%
Receivable from Administrator                                      $          3
Investment Advisory Fees Payable                                             (1)
Payable to Adviser                                                           (7)
Other Assets and Liabilities, Net                                            71
                                                                   -------------
Total Other Assets and Liabilities                                           66
                                                                   -------------
Net Assets -- 100.0%                                               $     14,608
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     14,385
Undistributed net investment income                                          10
Accumulated net realized loss on investments                                (73)
Net unrealized appreciation on investments                                  286
                                                                   -------------
Net Assets -- 100.0%                                               $     14,608
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($14,607,801 / 1,356,403 shares)                                $      10.77
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($108 / 10 shares)                                              $      10.74
                                                                   =============

* Affiliated fund.

(1) Non-income producing security.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004          15

STATEMENT OF NET ASSETS (Unaudited)

CORE MARKET STRATEGY FUND

September 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

59.6% Fixed Income Funds

40.1% Equity Funds

0.3% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
FIXED INCOME FUNDS -- 59.6%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                          99,600      $      1,070
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*               1,001,661            10,668
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                   125,085             1,073
                                                                   -------------
Total Fixed Income Funds
   (Cost $12,675) ($ Thousands)                                          12,811
                                                                   -------------
EQUITY FUNDS -- 40.1%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                          19,305               214
   SEI Institutional International Trust
     International Equity Fund, Class A*              198,274             1,945
   SEI Institutional Managed Trust
     Large Cap Growth Fund,
     Class A* (1)                                     151,170             2,591
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                   130,302             2,580
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                                      42,967               651
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                    31,315               650
                                                                   -------------
Total Equity Funds
   (Cost $8,436) ($ Thousands)                                            8,631
                                                                   -------------
MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                   53,472                53
                                                                   -------------
Total Money Market Fund
   (Cost $54) ($ Thousands)                                                  53
                                                                   -------------
Total Investments -- 100.0%
   (Cost $21,165) ($ Thousands)                                          21,495
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable from Administrator                                      $          3
Investment Advisory Fees Payable                                             (2)
Payable to Adviser                                                           (7)
Other Assets and Liabilities, Net                                             6
                                                                   -------------
Total Other Assets and Liabilities                                            --
                                                                   -------------
Net Assets -- 100.0%                                               $     21,495
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     21,285
Undistributed net investment income                                          85
Accumulated net realized loss on investments                               (205)
Net unrealized appreciation on investments                                  330
                                                                   -------------
Net Assets -- 100.0%                                               $     21,495
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($21,494,561 / 2,033,028 shares)                                $      10.57
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($107 / 10 shares)                                              $      10.66
                                                                   =============

* Affiliated fund.

(1) Non-income producing security.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
16          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

TAX-MANAGED CORE MARKET STRATEGY FUND

September 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

49.7% Municipal Bond Fund

44.1% Equity Funds

6.0% Fixed Income Funds

0.2% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BOND FUND -- 48.8%
   SEI Tax Exempt Trust
     Intermediate-Term Municipal Fund,
     Class A*                                         372,692      $      4,144
                                                                   -------------
Total Municipal Bond Fund
   (Cost $4,108) ($ Thousands)                                            4,144
                                                                   -------------
EQUITY FUNDS -- 43.3%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                           7,521                83
   SEI Institutional International Trust
     International Equity Fund, Class A*               68,349               671
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                         224,362             2,336
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A* (1)                                      50,576               588
                                                                   -------------
Total Equity Funds
   (Cost $3,604) ($ Thousands)                                            3,678
                                                                   -------------
FIXED INCOME FUNDS -- 5.9%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                          23,268               250
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                    29,278               251
                                                                   -------------
Total Fixed Income Funds
   (Cost $484) ($ Thousands)                                                501
                                                                   -------------
MONEY MARKET FUND -- 0.3%
   SEI Tax Exempt Trust
     Tax Free Fund, Class A*                           20,733                21
                                                                   -------------
Total Money Market Fund
   (Cost $21) ($ Thousands)                                                  21
                                                                   -------------
Total Investments -- 98.3%
   (Cost $8,217) ($ Thousands)                                            8,344
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.7%
Receivable from Administrator                                      $          3
Investment Advisory Fees Payable                                             (1)
Payable to Adviser                                                           (7)
Other Assets and Liabilities, Net                                           152
                                                                   -------------
Total Other Assets and Liabilities                                          147
                                                                   -------------
Net Assets -- 100.0%                                               $      8,491
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $      8,347
Undistributed net investment income                                          23
Accumulated net realized loss on investments                                 (6)
Net unrealized appreciation on investments                                  127
                                                                   -------------
Net Assets -- 100.0%                                               $      8,491
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($8,490,951 / 801,350 shares)                                   $      10.60
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($108 / 10 shares)                                              $      10.75
                                                                   =============

* Affiliated fund.

(1) Non-income producing security.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004          17

STATEMENT OF NET ASSETS (Unaudited)

MARKET GROWTH STRATEGY FUND

September 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

60.1% Equity Funds

39.7% Fixed Income Funds

0.2% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 59.5%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                          86,786      $        963
   SEI Institutional International Trust
     International Equity Fund, Class A*            1,386,140            13,598
   SEI Institutional Managed Trust
     Large Cap Growth Fund,
     Class A* (1)                                   1,016,293            17,420
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                   879,477            17,414
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A* (1)                                     290,610             4,400
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                   211,676             4,390
                                                                   -------------
Total Equity Funds
   (Cost $57,166) ($ Thousands)                                          58,185
                                                                   -------------
FIXED INCOME FUNDS -- 39.4%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                         629,439             6,760
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*               2,248,158            23,943
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                   905,815             7,772
                                                                   -------------
Total Fixed Income Funds
   (Cost $37,557) ($ Thousands)                                          38,475
                                                                   -------------
MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                  238,485               238
                                                                   -------------
Total Money Market Fund
   (Cost $239) ($ Thousands)                                                238
                                                                   -------------
Total Investments -- 99.2%
   (Cost $94,962) ($ Thousands)                                          96,898
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.8%
Receivable from Administrator                                      $          6
Investment Advisory Fees Payable                                             (7)
Payable to Adviser                                                           (7)
Other Assets and Liabilities, Net                                           828
                                                                   -------------
Total Other Assets and Liabilities                                          820
                                                                   -------------
Net Assets -- 100.0%                                               $     97,718
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     95,588
Undistributed net investment income                                         266
Accumulated net realized loss on investments                                (72)
Net unrealized appreciation on investments                                1,936
                                                                   -------------
Net Assets -- 100.0%                                               $     97,718
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($97,717,451 / 9,199,521 shares)                                $      10.62
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($105 / 10 shares)                                              $      10.50
                                                                   =============

* Affiliated fund.

(1) Non-income producing security.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
18          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

TAX-MANAGED MARKET GROWTH STRATEGY FUND

September 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

66.1% Equity Funds

24.6% Municipal Bond Fund

9.0% Fixed Income Funds

0.3% Money Market Fund

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 66.1%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                          37,935      $        421
   SEI Institutional International Trust
     International Equity Fund, Class A*              516,629             5,068
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                       1,736,767            18,080
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A* (1)                                     364,455             4,239
                                                                   -------------
Total Equity Funds
   (Cost $27,256) ($ Thousands)                                          27,808
                                                                   -------------
MUNICIPAL BOND FUND -- 24.6%
   SEI Tax Exempt Trust
     Intermediate-Term Municipal Fund,
     Class A*                                         930,708            10,349
                                                                   -------------
Total Municipal Bond Fund
   (Cost $10,268) ($ Thousands)                                          10,349
                                                                   -------------
FIXED INCOME FUNDS -- 9.0%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                         155,988             1,675
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                   245,106             2,103
                                                                   -------------
Total Fixed Income Funds
   (Cost $3,647) ($ Thousands)                                            3,778
                                                                   -------------
MONEY MARKET FUND -- 0.3%
   SEI Tax Exempt Trust
     Tax Free Fund, Class A*                          104,596               105
                                                                   -------------
Total Money Market Fund
   (Cost $105) ($ Thousands)                                                105
                                                                   -------------
Total Investments -- 100.0%
   (Cost $41,276) ($ Thousands)                                          42,040
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable from Administrator                                      $          4
Investment Advisory Fees Payable                                             (3)
Payable to Adviser                                                           (7)
Other Assets and Liabilities, Net                                            17
                                                                   -------------
Total Other Assets and Liabilities                                           11
                                                                   -------------
Net Assets -- 100.0%                                               $     42,051
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     41,316
Undistributed net investment income                                          92
Accumulated net realized loss on investments                               (121)
Net unrealized appreciation on investments                                  764
                                                                   -------------
Net Assets -- 100.0%                                               $     42,051
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($42,051,202 / 3,967,487 shares)                                $      10.60
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($106 / 10 shares)                                              $      10.54
                                                                   =============

* Affiliated fund.

(1) Non-income producing security.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004          19

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    DIVERSIFIED
                                                                   DIVERSIFIED                           GLOBAL    DIVERSIFIED
                                                                  CONSERVATIVE    DIVERSIFIED          MODERATE       MODERATE
                                                                        INCOME   CONSERVATIVE            GROWTH         GROWTH
                                                                          FUND           FUND              FUND           FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                            $ 826        $ 1,069           $ 1,537        $ 2,370
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                      73             94               190            302
   Distribution & Shareholder Servicing Fees -- Class D Shares              65             45                38            101
   Investment Advisory Fees                                                 37             47                95            151
   Administrative Servicing Fees -- Class I Shares                           4              8                13             19
   Professional Fees                                                        10             12                25             40
   Registration Fees                                                         9             10                25             30
   Trustees' Fees                                                            5              6                13             20
   Custodian Fees/Wire Agent Fees                                            4              4                 9             14
   Printing Fees                                                             4              5                10             17
   Other Expenses                                                            1              1                 2              3
-------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                          212            232               420            697
-------------------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                        (73)           (94)             (190)          (302)
         Reimbursement from Administrator                                  (25)           (30)              (64)           (93)
-------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                            114            108               166            302
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      712            961             1,371          2,068
===============================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain from Affiliated Funds                                 546            667             3,081          2,034
   Net Change in Unrealized Depreciation from Investments in
      Affiliated Funds                                                    (978)        (1,227)           (4,387)        (3,539)
-------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED LOSS FROM AFFILIATED FUNDS                 (432)          (560)           (1,306)        (1,505)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                       $ 280        $   401           $    65        $   563
===============================================================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                  DIVERSIFIED     DIVERSIFIED
                                                                       GLOBAL          GLOBAL    DIVERSIFIED
                                                                       GROWTH           STOCK     U.S. STOCK
                                                                         FUND            FUND           FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                         $   961         $   184        $   206
-------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                    208             132            112
   Distribution & Shareholder Servicing Fees -- Class D Shares             78              38             71
   Investment Advisory Fees                                               104              66             56
   Administrative Servicing Fees -- Class I Shares                         20               5              3
   Professional Fees                                                       27              17             15
   Registration Fees                                                       25              16             15
   Trustees' Fees                                                          14               9              8
   Custodian Fees/Wire Agent Fees                                          10               6              6
   Printing Fees                                                           11               7              6
   Other Expenses                                                           3               2              1
-------------------------------------------------------------------------------------------------------------
   Total Expenses                                                         500             298            293
-------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                      (208)           (132)          (112)
         Reimbursement from Administrator                                 (69)            (43)           (40)
-------------------------------------------------------------------------------------------------------------
   Net Expenses                                                           223             123            141
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     738              61             65
=============================================================================================================
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain from Affiliated Funds                              1,915           1,153             62
   Net Change in Unrealized Depreciation from Investments in
      Affiliated Funds                                                 (3,256)         (2,461)        (1,344)
-------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED LOSS FROM AFFILIATED FUNDS              (1,341)         (1,308)        (1,282)
=============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $  (603)        $(1,247)       $(1,217)
=============================================================================================================

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
20 & 21     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended September 30, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                            TAX-MANAGED                   TAX-MANAGED                 TAX-MANAGED
                                                DEFENSIVE      DEFENSIVE   CONSERVATIVE   CONSERVATIVE     MODERATE      MODERATE
                                                 STRATEGY       STRATEGY       STRATEGY       STRATEGY     STRATEGY      STRATEGY
                                                     FUND           FUND           FUND           FUND         FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds       $ 129          $  49          $ 165          $ 169      $   403         $ 145
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                 10              5             12             15           31            15
   Investment Advisory Fees                             5              2              6              8           16             7
   Offering Costs                                      16             16             16             16           15            16
   Professional Fees                                    1             --              1              1            2            --
   Registration Fees                                    1              1              1              1            2             1
   Custodian Fees/Wire Agent Fees                      --             --             --             --           --            --
   Printing Fees                                       --             --             --             --            1            --
   Trustees' Fees                                      --             --             --             --            1            --
----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                      33             24             36             41           68            39
----------------------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                   (10)            (5)           (12)           (15)         (31)          (15)
         Reimbursement form Administrator             (18)           (17)           (19)           (18)         (22)          (18)
----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                         5              2              5              8           15             6
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                 124             47            160            161          388           139
==================================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) FROM AFFILIATED FUNDS
   Net Realized Loss from Affiliated Funds             (9)            --            (63)            (5)         (65)           (9)
   Net Change in Unrealized Appreciation from
      Investments in Affiliated Funds                 218             92            361            468        1,129           518
----------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN FROM
      AFFILIATED FUNDS                                209             92            298            463        1,064           509
==================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                  $ 333          $ 139          $ 458          $ 624      $ 1,452         $ 648
==================================================================================================================================

Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
22 & 23     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended September 30, 2004 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                            TAX-MANAGED                 TAX-MANAGED                     TAX-MANAGED
                                               AGGRESSIVE    AGGRESSIVE   CORE MARKET   CORE MARKET   MARKET GROWTH   MARKET GROWTH
                                                 STRATEGY      STRATEGY      STRATEGY      STRATEGY        STRATEGY        STRATEGY
                                                     FUND          FUND          FUND          FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds       $  99         $  24         $ 158         $  30         $   442           $ 184
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                 21             8            14             3              52              27
   Investment Advisory Fees                            10             4             7             2              26              13
   Offering Costs                                      16            16            16            16              16              16
   Professional Fees                                    1            --             1            --               4               2
   Registration Fees                                    1             1             1            --               3               2
   Printing Fees                                       --            --            --            --               2               1
   Trustees' Fees                                       1            --             1            --               2               1
   Custodian Fees/Wire Agent Fees                      --            --            --            --               1               1
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                      50            29            40            21             106              63
------------------------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                   (21)           (8)          (14)           (3)            (52)            (27)
         Reimbursement from Administrator             (19)          (17)          (18)          (17)            (28)            (22)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                        10             4             8             1              26              14
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                  89            20           150            29             416             170
====================================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Loss from Affiliated Funds           (111)          (69)         (204)           (6)            (72)           (121)
   Net Change in Unrealized Appreciation from
      Investments in Affiliated Funds                 788           282           273           126           1,899             662
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain from
      Affiliated Funds                                677           213            69           120           1,827             541
====================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                  $ 766         $ 233         $ 219         $ 149         $ 2,243           $ 711
====================================================================================================================================

Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
24 & 25     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2004 (Unaudited) and the year ended March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                DIVERSIFIED               DIVERSIFIED          DIVERSIFIED GLOBAL
                                                            CONSERVATIVE INCOME          CONSERVATIVE           MODERATE GROWTH
                                                                    FUND                     FUND                     FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                            4/01/04-    4/01/03-     4/01/04-    4/01/03-     4/01/04-     4/01/03-
                                                             9/30/04     3/31/04      9/30/04     3/31/04      9/30/04      3/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
    Net Investment Income                                   $    712    $  1,462    $     961    $  1,803    $   1,371    $   3,759
    Net Realized Gain (Loss)
       on Investment Transactions                                546         587          667         918        3,081        3,640
    Capital Gain Distributions Received
       from Affiliated Funds                                      --         546           --         655           --        1,625
    Net Change in Unrealized Appreciation
       (Depreciation) on Investments                            (978)      5,408       (1,227)      9,816       (4,387)      33,716
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
       Resulting from Operations                                 280       8,003          401      13,192           65       42,740
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
    Net Investment Income:
       Class A                                                  (597)     (1,223)        (802)     (1,517)      (1,400)      (3,372)
       Class D                                                   (76)       (171)         (46)       (114)         (24)         (72)
       Class I                                                   (32)        (43)         (54)        (83)         (63)         (74)
    Net Realized Gains:
       Class A                                                    --        (369)          --        (480)          --       (1,029)
       Class D                                                    --         (94)          --         (62)          --          (41)
       Class I                                                    --         (16)          --         (29)          --          (31)
    Return of Capital:
       Class A                                                    --          --           --          --           --           --
       Class I                                                    --          --           --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
    Total Dividends and Distributions                           (705)     (1,916)        (902)     (2,285)      (1,487)      (4,619)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
    CLASS A:
       Proceeds from Shares Issued                            14,015      17,907       26,505      23,665       23,864       97,139
       Reinvestment of Dividends & Distributions                 592       1,534          799       1,889        1,398        4,378
       Cost of Shares Redeemed                               (11,706)    (18,534)     (13,862)    (16,718)     (51,754)     (86,835)
------------------------------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets Derived
       from Class A Transactions                               2,901         907       13,442       8,836      (26,492)      14,682
------------------------------------------------------------------------------------------------------------------------------------
    CLASS D:
       Proceeds from Shares Issued                               976       3,120        1,064       2,718          593        3,555
       Reinvestment of Dividends & Distributions                  68         237           44         164           23          107
       Cost of shares Redeemed                                (1,970)     (3,596)      (1,049)     (2,974)      (2,013)      (1,059)
------------------------------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets Derived
       from Class D Transactions                                (926)       (239)          59         (92)      (1,397)       2,603
------------------------------------------------------------------------------------------------------------------------------------
    CLASS I:
       Proceeds from Shares Issued                               534       2,215        1,711       3,389        4,199        5,781
       Reinvestment of Dividends & Distributions                  32          60           54         112           63          104
       Cost of Shares Redeemed                                  (685)       (747)        (676)     (1,617)        (800)        (487)
------------------------------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets Derived
       From Class I Transactions                                (119)      1,528        1,089       1,884        3,462        5,398
------------------------------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets Derived
       from Capital Share Transactions                         1,856       2,196       14,590      10,628      (24,427)      22,683
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets                      1,431       8,283       14,089      21,535      (25,849)      60,804
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    BEGINNING OF PERIOD                                       73,557      65,274       89,110      67,575      193,941      133,137
------------------------------------------------------------------------------------------------------------------------------------
    END OF PERIOD                                           $ 74,988    $ 73,557    $ 103,199    $ 89,110    $ 168,092    $ 193,941
====================================================================================================================================
    Undistributed Net Investment Income/
       (Distributions in Excess of Net Investment Income)
       Included in Net Assets at End of Period              $    348    $    341    $     490    $    431    $     608    $     724
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                                                 DIVERSIFIED              DIVERSIFIED              DIVERSIFIED
                                                               MODERATE GROWTH           GLOBAL GROWTH            GLOBAL STOCK
                                                                     FUND                     FUND                     FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                             4/01/04-    4/01/03-     4/01/04-    4/01/03-     4/01/04-    4/01/03-
                                                              9/30/04     3/31/04      9/30/04     3/31/04      9/30/04     3/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
    Net Investment Income                                   $   2,068   $   3,709    $     738   $   2,415    $      61   $     852
    Net Realized Gain (Loss)
       on Investment Transactions                               2,034       4,156        1,915       4,954        1,153       3,065
    Capital Gain Distributions Received
       from Affiliated Funds                                       --       1,305           --       1,002           --         233
    Net Change in Unrealized Appreciation
       (Depreciation) on Investments                           (3,539)     37,576       (3,256)     42,539       (2,461)     34,943
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
       Resulting from Operations                                  563      46,746         (603)     50,910       (1,247)     39,093
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
    Net Investment Income:
       Class A                                                 (1,622)     (3,200)        (838)     (2,008)        (223)       (723)
       Class D                                                    (28)       (170)          --         (80)          --         (12)
       Class I                                                    (64)       (102)         (54)        (95)          (3)        (10)
    Net Realized Gains:
       Class A                                                     --        (935)          --        (538)          --        (102)
       Class D                                                     --        (103)          --         (64)          --          (8)
       Class I                                                     --         (38)          --         (39)          --          (2)
    Return of Capital:
       Class A                                                     --          --           --          --           --          --
       Class I                                                     --          --           --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
    Total Dividends and Distributions                          (1,714)     (4,548)        (892)     (2,824)        (226)       (857)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
    CLASS A:
       Proceeds from Shares Issued                            179,092      51,562       40,783      83,654       14,432      96,652
       Reinvestment of Dividends & Distributions                1,617       3,919          836       2,473          223         818
       Cost of Shares Redeemed                                (44,530)    (49,427)     (25,876)    (78,729)     (20,069)    (96,529)
------------------------------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets Derived
       from Class A Transactions                              136,179       6,054       15,743       7,398       (5,414)        941
------------------------------------------------------------------------------------------------------------------------------------
    CLASS D:
       Proceeds from Shares Issued                              1,669       4,691        1,122       6,194          750       2,262
       Reinvestment of Dividends & Distributions                   26         251           --         144           --          19
       Cost of shares Redeemed                                 (2,327)     (9,902)      (3,918)    (10,607)      (1,872)     (2,416)
------------------------------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets Derived
       from Class D Transactions                                 (632)     (4,960)      (2,796)     (4,269)      (1,122)       (135)
------------------------------------------------------------------------------------------------------------------------------------
    CLASS I:
       Proceeds from Shares Issued                              6,918       5,475        4,563       9,333        1,633       1,892
       Reinvestment of Dividends & Distributions                   64         140           54         134            3          12
       Cost of Shares Redeemed                                 (2,084)       (960)        (559)       (692)        (581)       (247)
------------------------------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets Derived
       From Class I Transactions                                4,898       4,655        4,058       8,775        1,055       1,657
------------------------------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets Derived
       from Capital Share Transactions                        140,445       5,749       17,005      11,904       (5,481)      2,463
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets                     139,294      47,947       15,510      59,990       (6,954)     40,699
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    BEGINNING OF PERIOD                                       232,439     184,492      203,303     143,313      134,803      94,104
------------------------------------------------------------------------------------------------------------------------------------
    END OF PERIOD                                           $ 371,733   $ 232,439    $ 218,813   $ 203,303    $ 127,849   $ 134,803
====================================================================================================================================
    Undistributed Net Investment Income/
       (Distributions in Excess of Net Investment Income)
       Included in Net Assets at End of Period              $   1,184   $     830    $     275   $     429    $     (59)  $     106
====================================================================================================================================

-----------------------------------------------------------------------------------
                                                                   DIVERSIFIED
                                                                   U.S. STOCK
                                                                      FUND
-----------------------------------------------------------------------------------
                                                             4/01/04-     4/01/03-
                                                              9/30/04      3/31/04
-----------------------------------------------------------------------------------
OPERATIONS:
    Net Investment Income                                   $      65    $     734
    Net Realized Gain (Loss)
       on Investment Transactions                                  62         (466)
    Capital Gain Distributions Received
       from Affiliated Funds                                       --          300
    Net Change in Unrealized Appreciation
       (Depreciation) on Investments                           (1,344)      33,206
-----------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
       Resulting from Operations                               (1,217)      33,774
-----------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
    Net Investment Income:
       Class A                                                   (247)        (608)
       Class D                                                     --           --
       Class I                                                     (3)          (6)
    Net Realized Gains:
       Class A                                                     --         (121)
       Class D                                                     --          (20)
       Class I                                                     --           (2)
    Return of Capital:
       Class A                                                     --           --
       Class I                                                     --           --
-----------------------------------------------------------------------------------
    Total Dividends and Distributions                            (250)        (757)
-----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
    CLASS A:
       Proceeds from Shares Issued                             11,311       40,906
       Reinvestment of Dividends & Distributions                  244          715
       Cost of Shares Redeemed                                (19,433)     (46,263)
-----------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets Derived
       from Class A Transactions                               (7,878)      (4,642)
-----------------------------------------------------------------------------------
    CLASS D:
       Proceeds from Shares Issued                              1,082        3,904
       Reinvestment of Dividends & Distributions                   --           20
       Cost of shares Redeemed                                 (2,874)     (13,071)
-----------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets Derived
       from Class D Transactions                               (1,792)      (9,147)
-----------------------------------------------------------------------------------
    CLASS I:
       Proceeds from Shares Issued                                681        1,397
       Reinvestment of Dividends & Distributions                    3            8
       Cost of Shares Redeemed                                   (211)        (232)
-----------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets Derived
       From Class I Transactions                                  473        1,173
-----------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets Derived
       from Capital Share Transactions                         (9,197)     (12,616)
-----------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets                     (10,664)      20,401
-----------------------------------------------------------------------------------
NET ASSETS:
    BEGINNING OF PERIOD                                       118,384       97,983
-----------------------------------------------------------------------------------
    END OF PERIOD                                           $ 107,720    $ 118,384
===================================================================================
    Undistributed Net Investment Income/
       (Distributions in Excess of Net Investment Income)
       Included in Net Assets at End of Period              $     (65)   $     120
===================================================================================

(1) For Capital Share Transactions see footnote 4 in the notes to the financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
26 & 27     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2004 (Unaudited) and the period ended March 31, 2004

---------------------------------------------------------------------------------------------------------------------
                                                                              TAX-MANAGED
                                                    DEFENSIVE STRATEGY     DEFENSIVE STRATEGY   CONSERVATIVE STRATEGY
                                                          FUND(1)               FUND(1)                FUND(1)
---------------------------------------------------------------------------------------------------------------------
                                                    4/01/04-  11/14/03-   4/01/04-  11/14/03-    4/01/04-  11/14/03-
                                                     9/30/04    3/31/04    9/30/04    3/31/04     9/30/04    3/31/04
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
    Net Investment Income                           $    124    $     7    $    47    $     1    $    160    $    12
    Net Realized Loss on
        Investment Transactions                           (9)        --         --         --         (63)        --
    Net Change in Unrealized Appreciation
        on Investments                                   218          8         92          1         361         18
---------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets
        from Operations                                  333         15        139          2         458         30
---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
    Net Investment Income
        Class A                                          (48)        --        (14)        --         (71)        --
        Class I                                           --         --         --         --          --         --
---------------------------------------------------------------------------------------------------------------------
    Total Dividends and Distributions                    (48)        --        (14)        --         (71)        --
---------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(2)
    CLASS A:
        Proceeds from Shares Issued                   16,466      2,502      9,893      1,278      22,396      3,167
        Reinvestment of Dividends & Distributions         48         --         --         --          68         --
        Cost of Shares Redeemed                       (2,218)       (17)    (2,178)       (31)     (4,941)      (105)
---------------------------------------------------------------------------------------------------------------------
    Increase in Net Assets Derived
        from Class A Transactions                     14,296      2,485      7,715      1,247      17,523      3,062
---------------------------------------------------------------------------------------------------------------------
    CLASS I:
        Reinvestment of Dividends & Distributions         --         --         --         --          --         --
---------------------------------------------------------------------------------------------------------------------
    Increase in Net Assets Derived
        from Capital Share Transactions               14,296      2,485      7,715      1,247      17,523      3,062
---------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets                        14,581      2,500      7,840      1,249      17,910      3,092
---------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    BEGINNING OF PERIOD                                2,500         --      1,249         --       3,092         --
---------------------------------------------------------------------------------------------------------------------
    END OF PERIOD                                   $ 17,081    $ 2,500    $ 9,089    $ 1,249    $ 21,002    $ 3,092
=====================================================================================================================
Undistributed Net Investment Income
    Included in Net Assets at End of Period         $     83    $     7    $    34    $     1    $    101    $    12
=====================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                         TAX-MANAGED                                   TAX-MANAGED
                                                    CONSERVATIVE STRATEGY   MODERATE STRATEGY       MODERATE STRATEGY
                                                           FUND(1)                FUND(1)                FUND(1)
-----------------------------------------------------------------------------------------------------------------------
                                                     4/01/04-  11/14/03-    4/01/04-  11/14/03-    4/01/04-  11/14/03-
                                                      9/30/04    3/31/04     9/30/04    3/31/04     9/30/04    3/31/04
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
    Net Investment Income                            $    161    $    10    $    388    $    28    $    139    $     5
    Net Realized Loss on
        Investment Transactions                            (5)        --         (65)        --          (9)        --
    Net Change in Unrealized Appreciation
        on Investments                                    468         11       1,129         79         518          6
-----------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets
        from Operations                                   624         21       1,452        107         648         11
-----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
    Net Investment Income
        Class A                                           (59)        --        (164)        --         (43)        --
        Class I                                            --         --          --         --          --         --
-----------------------------------------------------------------------------------------------------------------------
    Total Dividends and Distributions                     (59)        --        (164)        --         (43)        --
-----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(2)
    CLASS A:
        Proceeds from Shares Issued                    24,664      3,071      60,987      9,466      32,509      2,118
        Reinvestment of Dividends & Distributions          59         --         163         --          39         --
        Cost of Shares Redeemed                          (791)        (2)     (6,939)      (173)       (868)       (11)
-----------------------------------------------------------------------------------------------------------------------
    Increase in Net Assets Derived
        from Class A Transactions                      23,932      3,069      54,211      9,293      31,680      2,107
-----------------------------------------------------------------------------------------------------------------------
    CLASS I:
        Reinvestment of Dividends & Distributions          --         --          --         --          --         --
-----------------------------------------------------------------------------------------------------------------------
    Increase in Net Assets Derived
        from Capital Share Transactions                23,932      3,069      54,211      9,293      31,680      2,107
-----------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets                         24,497      3,090      55,499      9,400      32,285      2,118
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    BEGINNING OF PERIOD                                 3,090         --       9,400         --       2,118         --
-----------------------------------------------------------------------------------------------------------------------
    END OF PERIOD                                    $ 27,587    $ 3,090    $ 64,899    $ 9,400    $ 34,403    $ 2,118
=======================================================================================================================
Undistributed Net Investment Income
Included in Net Assets at End of Period              $    112    $    10    $    252    $    28    $    101    $     5
=======================================================================================================================

(1) Commenced operations November 14, 2003.

(2) For Capital Share Transactions see footnote 4 in the notes to the financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
28 & 29     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2004 (Unaudited) and the period ended March 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                              TAX-MANAGED
                                                    AGGRESSIVE STRATEGY    AGGRESSIVE STRATEGY   CORE MARKET STRATEGY
                                                          FUND(1)                FUND(1)                FUND(1)
----------------------------------------------------------------------------------------------------------------------
                                                    4/01/04-  11/14/03-    4/01/04-  11/14/03-    4/01/04-  11/14/03-
                                                     9/30/04    3/31/04     9/30/04    3/31/04     9/30/04    3/31/04
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
    Net Investment Income                           $     89    $    11    $     20    $     5    $    150    $    12
    Net Realized Loss
        on Investment Transactions                      (111)        (1)        (69)        (4)       (204)        (1)
    Net Change in Unrealized Appreciation
        on Investments                                   788         49         282          4         273         57
----------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Operations           766         59         233          5         219         68
----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
    Net Investment Income
        Class A                                          (53)        --         (15)        --         (77)        --
        Class I                                           --         --          --         --          --         --
----------------------------------------------------------------------------------------------------------------------
    Total Dividends and Distributions                    (53)        --        (15)         --        (77)         --
----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(2)
    CLASS A:
        Proceeds from Shares Issued                   34,737      6,793      14,001      3,184      24,846      5,920
        Reinvestment of Dividends & Distributions         53         --          15         --          77         --
        Cost of Shares Redeemed                       (6,256)      (131)     (2,290)      (525)     (9,437)      (121)
----------------------------------------------------------------------------------------------------------------------
    Increase in Net Assets Derived
        from Class A Transactions                     28,534      6,662      11,726      2,659      15,486      5,799
----------------------------------------------------------------------------------------------------------------------
    CLASS I:
        Reinvestment of Dividends & Distributions         --         --          --         --          --         --
----------------------------------------------------------------------------------------------------------------------
    Increase in Net Assets Derived
        from Capital Share Transactions               28,534      6,662      11,726      2,659      15,486      5,799
----------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets                        29,247      6,721      11,944      2,664      15,628      5,867
----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    BEGINNING OF PERIOD                                6,721         --       2,664         --       5,867         --
----------------------------------------------------------------------------------------------------------------------
    END OF PERIOD                                   $ 35,968    $ 6,721    $ 14,608    $ 2,664    $ 21,495    $ 5,867
======================================================================================================================
Undistributed Net Investment Income
    Included in Net Assets at End of Period         $     47    $    11    $     10    $     5    $     85    $    12
======================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                         TAX-MANAGED                                    TAX-MANAGED
                                                    CORE MARKET STRATEGY  MARKET GROWTH STRATEGY   MARKET GROWTH STRATEGY
                                                           FUND(1)                FUND(1)                 FUND(1)
-------------------------------------------------------------------------------------------------------------------------
                                                     4/01/04-  11/14/03-    4/01/04-   11/14/03-    4/01/04-   11/14/03-
                                                      9/30/04    3/31/04     9/30/04     3/31/04     9/30/04     3/31/04
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
    Net Investment Income                             $    29      $  --    $    416    $     17    $    170    $     32
    Net Realized Loss
        on Investment Transactions                         (6)        --         (72)         --        (121)         --
    Net Change in Unrealized Appreciation
        on Investments                                    126          1       1,899          37         662         102
-------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets from Operations            149          1       2,243          54         711         134
-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
    Net Investment Income
        Class A                                            (6)        --        (167)         --        (110)         --
        Class I                                            --         --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
    Total Dividends and Distributions                      (6)        --        (167)         --        (110)         --
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(2)
    CLASS A:
        Proceeds from Shares Issued                     8,720        381      91,612      12,083      38,660      11,534
        Reinvestment of Dividends & Distributions           5         --         163          --         110          --
        Cost of Shares Redeemed                          (759)        --      (7,840)       (430)     (8,928)        (60)
-------------------------------------------------------------------------------------------------------------------------
    Increase in Net Assets Derived
        from Class A Transactions                       7,966        381      83,935      11,653      29,842      11,474
-------------------------------------------------------------------------------------------------------------------------
    CLASS I:
        Reinvestment of Dividends & Distributions          --         --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
    Increase in Net Assets Derived
        from Capital Share Transactions                 7,966        381      83,935      11,653      29,842      11,474
-------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets                          8,109        382      86,011      11,707      30,443      11,608
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    BEGINNING OF PERIOD                                   382         --      11,707          --      11,608          --
-------------------------------------------------------------------------------------------------------------------------
    END OF PERIOD                                     $ 8,491      $ 382    $ 97,718    $ 11,707    $ 42,051    $ 11,608
=========================================================================================================================
Undistributed Net Investment Income
    Included in Net Assets at End of Period           $    23      $  --    $    266    $     17    $     92    $     32
=========================================================================================================================

(1) Commenced operations November 14, 2003.

(2) For Capital Share Transactions see footnote 4 in the notes to the financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
30 & 31     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2004 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout each Period
--------------------------------------------------------------------------------

                                            Net
                                       Realized
                                            and                           Distributions
            Net Asset                Unrealized                Dividends           from          Total
               Value,          Net        Gains                 from Net       Realized      Dividends   Net Asset
            Beginning   Investment  (Losses) on   Total from  Investment        Capital            and  Value, End      Total
            of Period       Income   Securities   Operations      Income          Gains  Distributions   of Period    Return+
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
    CLASS A
    2004@      $11.22        $0.12*      $(0.06)*     $ 0.06      $(0.12)       $    --         $(0.12)     $11.16       0.55%
    2004        10.28         0.24*        1.01*        1.25       (0.24)         (0.07)         (0.31)      11.22      12.34
    2003        10.75         0.29        (0.41)       (0.12)      (0.31)         (0.04)         (0.35)      10.28      (1.16)
    2002        10.96         0.36        (0.03)        0.33       (0.40)         (0.14)         (0.54)      10.75       3.13
    2001        11.74         0.52        (0.41)        0.11       (0.54)         (0.35)         (0.89)      10.96       0.92
    2000        11.60         0.49*        0.34*        0.83       (0.54)         (0.15)         (0.69)      11.74       7.53
    CLASS D
    2004@      $11.13        $0.06*      $(0.07)*     $(0.01)     $(0.06)       $    --         $(0.06)     $11.06      (0.06)%
    2004        10.20         0.14*        1.00*        1.14       (0.14)         (0.07)         (0.21)      11.13      11.25
    2003        10.67         0.18        (0.41)       (0.23)      (0.20)         (0.04)         (0.24)      10.20      (2.17)
    2002        10.88         0.26        (0.04)        0.22       (0.29)         (0.14)         (0.43)      10.67       2.11
    2001        11.66         0.42        (0.42)          --       (0.43)         (0.35)         (0.78)      10.88      (0.05)
    2000        11.53         0.37*        0.35*        0.72       (0.44)         (0.15)         (0.59)      11.66       6.47
    CLASS I
    2004@      $11.20        $0.10*      $(0.05)*      $0.05      $(0.11)       $    --         $(0.11)     $11.14       0.43%
    2004        10.27         0.22*        1.00*        1.22       (0.22)         (0.07)         (0.29)      11.20      12.00
    2003 (1)    10.54         0.24        (0.25)       (0.01)      (0.22)         (0.04)         (0.26)      10.27      (0.12)
DIVERSIFIED CONSERVATIVE FUND
    CLASS A
    2004@      $10.50        $0.11*      $(0.07)*      $0.04      $(0.11)       $    --         $(0.11)     $10.43       0.34%
    2004         9.10         0.24*        1.46*        1.70       (0.23)         (0.07)         (0.30)      10.50      18.98
    2003         9.71         0.22        (0.58)       (0.36)      (0.22)         (0.03)         (0.25)       9.10      (3.65)
    2002        10.16         0.24        (0.13)        0.11       (0.26)         (0.30)         (0.56)       9.71       1.11
    2001        11.75         0.33        (1.10)       (0.77)      (0.34)         (0.48)         (0.82)      10.16      (6.95)
    2000        11.42         0.34*        0.76*        1.10       (0.53)         (0.24)         (0.77)      11.75      10.05
    CLASS D
    2004@      $10.46        $0.06*      $(0.08)*     $(0.02)     $(0.05)       $    --         $(0.05)     $10.39      (0.16)%
    2004         9.06         0.14*        1.46*        1.60       (0.13)         (0.07)         (0.20)      10.46      17.85
    2003         9.66         0.14        (0.59)       (0.45)      (0.12)         (0.03)         (0.15)       9.06      (4.61)
    2002        10.11         0.15        (0.14)        0.01       (0.16)         (0.30)         (0.46)       9.66       0.06
    2001        11.70         0.21        (1.10)       (0.89)      (0.22)         (0.48)         (0.70)      10.11     ((7.91)
    2000        11.37         0.22*        0.77*        0.99       (0.42)         (0.24)         (0.66)      11.70       9.01
    CLASS I
    2004@      $10.49        $0.10*      $(0.09)*      $0.01      $(0.09)       $    --         $(0.09)     $10.41       0.13%
    2004         9.09         0.21*        1.47*        1.68       (0.21)         (0.07)         (0.28)      10.49      18.72
    2003(1)      9.56         0.18        (0.46)       (0.28)      (0.16)         (0.03)         (0.19)       9.09      (2.93)

                                                              Ratio of
                                                              Expenses
                                                            to Average
                                           Ratio of Net     Net Assets
                             Ratio of Net    Investment     (Excluding
               Net Assets        Expenses        Income        Waivers  Portfolio
            End of Period      to Average    to Average      and Reim-   Turnover
            ($ Thousands)    Net Assets**    Net Assets   bursement)**       Rate
---------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
    CLASS A
    2004@        $ 58,972            0.12%         2.14%          0.39%       13%
    2004           56,376            0.12          2.26           0.36        23
    2003           50,717            0.12          2.79           0.36        24
    2002           47,222            0.12          3.43           0.38        40
    2001           35,729            0.12          4.68           0.40        26
    2000           30,969            0.12          4.27           0.41        32
    CLASS D
    2004@        $ 12,722            1.12%         1.14%          1.39%       13%
    2004           13,747            1.12          1.26           1.36        23
    2003           12,847            1.12          1.78           1.36        24
    2002           12,094            1.12          2.45           1.38        40
    2001           12,104            1.12          3.68           1.40        26
    2000           10,918            1.12          3.27           1.41        32
    CLASS I
    2004@        $  3,294            0.37%         1.89%          0.64%       13%
    2004            3,434            0.37          1.99           0.61        23
    2003(1)         1,710            0.37          2.19           0.61        24
DIVERSIFIED CONSERVATIVE FUND
    CLASS A
    2004@        $ 86,972            0.12%         2.15%          0.38%        8%
    2004           73,941            0.12          2.41           0.36        15
    2003           55,939            0.12          2.41           0.37        40
    2002           47,630            0.12          2.43           0.35        31
    2001           45,372            0.12          2.97           0.41        21
    2000           45,363            0.12          2.96           0.45        27
    CLASS D
    2004@        $  9,124            1.12%         1.15%          1.38%        8%
    2004            9,124            1.12          1.41           1.36        15
    2003            8,053            1.12          1.39           1.37        40
    2002           11,182            1.12          1.45           1.35        31
    2001           17,386            1.12          1.97           1.41        21
    2000           15,960            1.12          1.98           1.45        27
    CLASS I
    2004@        $  7,103            0.37%         1.90%          0.63%        8%
    2004            6,045            0.37          2.15           0.61        15
    2003(1)         3,583            0.37          2.10           0.62        40

--------------------------------------------------------------------------------
32          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

                                            Net
                                       Realized
                                            and                           Distributions
            Net Asset                Unrealized                Dividends           from          Total
               Value,          Net        Gains                 from Net       Realized      Dividends   Net Asset
            Beginning   Investment  (Losses) on   Total from  Investment        Capital            and  Value, End      Total
            of Period       Income   Securities   Operations      Income          Gains  Distributions   of Period    Return+
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
    CLASS A
    2004@      $11.12       $ 0.08*      $(0.07)*      $0.01      $(0.09)       $    --         $(0.09)     $11.04       0.08%
    2004         8.94         0.22*        2.23*        2.45       (0.21)         (0.06)         (0.27)      11.12      27.72
    2003        10.39         0.20        (1.42)       (1.22)      (0.21)         (0.02)         (0.23)       8.94     (11.83)
    2002        10.57         0.23        (0.02)        0.21       (0.24)         (0.15)         (0.39)      10.39       2.06
    2001        13.61         0.32        (2.30)       (1.98)      (0.32)         (0.74)         (1.06)      10.57     (15.19)
    2000        12.14         0.31*        1.81*        2.12       (0.45)         (0.20)         (0.65)      13.61      18.04
    CLASS D
    2004@      $11.00       $ 0.03*      $(0.07)*     $(0.04)     $(0.03)       $    --         $(0.03)     $10.93      (0.34)%
    2004         8.85         0.12*        2.20*        2.32       (0.11)         (0.06)         (0.17)      11.00      26.46
    2003        10.27         0.13        (1.43)       (1.30)      (0.10)         (0.02)         (0.12)       8.85     (12.69)
    2002        10.44         0.16        (0.05)        0.11       (0.13)         (0.15)         (0.28)      10.27       1.06
    2001        13.47         0.19        (2.28)       (2.09)      (0.20)         (0.74)         (0.94)      10.44     (16.11)
    2000        12.02         0.19*        1.79*        1.98       (0.33)         (0.20)         (0.53)      13.47      16.88
    CLASS I
    2004@      $11.08       $ 0.07*      $(0.06)*      $0.01      $(0.08)       $    --         $(0.08)     $11.01       0.06%
    2004         8.92         0.20*        2.21*        2.41       (0.19)         (0.06)         (0.25)      11.08      27.28
    2003(1)      9.83         0.17        (0.90)       (0.73)      (0.16)         (0.02)         (0.18)       8.92      (7.51)
DIVERSIFIED MODERATE GROWTH FUND
    CLASS A
    2004@      $11.91       $ 0.08*      $(0.09)*     $(0.01)     $(0.07)       $    --         $(0.07)     $11.83      (0.05)%
    2004         9.68         0.20*        2.28*        2.48       (0.19)         (0.06)         (0.25)      11.91      25.88
    2003        11.21         0.18        (1.50)       (1.32)      (0.18)         (0.03)         (0.21)       9.68     (11.86)
    2002        11.75         0.20        (0.15)        0.05       (0.22)         (0.37)         (0.59)      11.21       0.43
    2001        14.47         0.28        (2.23)       (1.95)      (0.29)         (0.48)         (0.77)      11.75     (13.95)
    2000        13.18         0.28*        1.64*        1.92       (0.35)         (0.28)         (0.63)      14.47      14.99
    CLASS D
    2004@      $11.84       $ 0.03*      $(0.09)*     $(0.06)     $(0.02)       $    --         $(0.02)     $11.76      (0.54)%
    2004         9.63         0.10*        2.26*        2.36       (0.09)         (0.06)         (0.15)      11.84      24.57
    2003        11.14         0.09        (1.49)       (1.40)      (0.08)         (0.03)         (0.11)       9.63     (12.69)
    2002        11.68         0.10        (0.17)       (0.07)      (0.10)         (0.37)         (0.47)      11.14      (0.64)
    2001        14.38         0.15        (2.21)       (2.06)      (0.16)         (0.48)         (0.64)      11.68     (14.75)
    2000        13.10         0.15*        1.64*        1.79       (0.23)         (0.28)         (0.51)      14.38      14.00
    CLASS I
    2004@      $11.90       $ 0.07*      $(0.09)*     $(0.02)     $(0.06)       $    --         $(0.06)     $11.82      (0.17)%
    2004         9.67         0.18*        2.28*        2.46       (0.17)         (0.06)         (0.23)      11.90      25.61
    2003(1)     10.70         0.15        (1.02)       (0.87)      (0.13)         (0.03)         (0.16)       9.67      (8.22)

                                                              Ratio of
                                                              Expenses
                                                            to Average
                                           Ratio of Net     Net Assets
                             Ratio of Net    Investment     (Excluding
               Net Assets        Expenses        Income        Waivers  Portfolio
            End of Period      to Average    to Average      and Reim-   Turnover
            ($ Thousands)    Net Assets**    Net Assets   bursement)**       Rate
---------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
    CLASS A
    2004@        $148,876            0.12%         1.49%          0.39%       11%
    2004          176,704            0.12          2.12           0.36        36
    2003          125,946            0.12          2.17           0.37       123
    2002          142,483            0.12          2.35           0.37        29
    2001           94,040            0.12          2.61           0.36        41
    2000           58,455            0.12          2.47           0.44        54
    CLASS D
    2004@        $  7,354            1.12%         0.47%          1.39%       11%
    2004            8,829            1.12          1.18           1.36        36
    2003            4,969            1.12          1.16           1.37       123
    2002            6,975            1.12          1.35           1.37        29
    2001            9,213            1.12          1.64           1.36        41
    2000            9,348            1.12          1.52           1.44        54
    CLASS I
    2004@        $ 11,862            0.37%         1.24%          0.64%       11%
    2004            8,408            0.37          1.96           0.62        36
    2003(1)         2,222            0.37          1.74           0.62       123
DIVERSIFIED MODERATE GROWTH FUND
    CLASS A
    2004@        $336,056            0.12%         1.45%          0.38%       10%
    2004          200,772            0.12          1.85           0.36        17
    2003          157,985            0.12          1.79           0.38        30
    2002          165,522            0.12          1.78           0.38        22
    2001          226,820            0.12          2.15           0.38        19
    2000          191,484            0.12          2.08           0.38        16
    CLASS D
    2004@        $ 20,014            1.12%         0.48%          1.38%       10%
    2004           20,780            1.12          0.87           1.36        17
    2003           21,649            1.12          0.78           1.38        30
    2002           29,961            1.12          0.77           1.38        22
    2001           36,637            1.12          1.17           1.38        19
    2000           39,513            1.12          1.10           1.38        16
    CLASS I
    2004@        $ 15,663            0.37%         1.24%          0.63%       10%
    2004           10,887            0.37          1.59           0.62        17
    2003(1)         4,858            0.37          1.42           0.63        30


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004          33

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2004 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout each Period

                                            Net
                                       Realized
                                            and                           Distributions
            Net Asset          Net   Unrealized                Dividends           from          Total
               Value,   Investment        Gains                 from Net       Realized      Dividends   Net Asset
            Beginning       Income  (Losses) on   Total from  Investment        Capital            and  Value, End      Total
            of Period       (Loss)   Securities   Operations      Income          Gains  Distributions   of Period    Return+
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
    CLASS A
    2004@      $11.63       $ 0.05*      $(0.09)*     $(0.04)     $(0.05)       $    --         $(0.05)     $11.54      (0.30)%
    2004         8.79         0.15*        2.87*        3.02       (0.14)         (0.04)         (0.18)      11.63      34.53
    2003        11.05         0.12        (2.24)       (2.12)      (0.13)         (0.01)         (0.14)       8.79     (19.30)
    2002        11.49         0.15        (0.02)        0.13       (0.16)         (0.41)         (0.57)      11.05       1.17
    2001        15.42         0.22        (3.43)       (3.21)      (0.22)         (0.50)         (0.72)      11.49     (21.41)
    2000        13.22         0.20*        2.84*        3.04       (0.33)         (0.51)         (0.84)      15.42      23.66
    CLASS D
    2004@      $11.54       $(0.01)*     $(0.08)*     $(0.09)     $ --          $    --         $   --      $11.45      (0.78)%
    2004         8.73         0.05*        2.84*        2.89       (0.04)         (0.04)         (0.08)      11.54      33.18
    2003        10.97         0.03        (2.23)       (2.20)      (0.03)         (0.01)         (0.04)       8.73     (20.10)
    2002        11.41         0.03        (0.02)        0.01       (0.04)         (0.41)         (0.45)      10.97       0.09
    2001        15.31         0.08        (3.40)       (3.32)      (0.08)         (0.50)         (0.58)      11.41     (22.14)
    2000        13.14         0.05*        2.82*        2.87       (0.19)         (0.51)         (0.70)      15.31      22.39
    CLASS I
    2004@      $11.62       $ 0.03*      $(0.08)*     $(0.05)     $(0.04)       $    --         $(0.04)     $11.53      (0.42)%
    2004         8.79         0.13*        2.86*        2.99       (0.12)         (0.04)         (0.16)      11.62      34.13
    2003(2)      9.38         0.07        (0.58)       (0.51)      (0.07)         (0.01)         (0.08)       8.79      (5.52)
DIVERSIFIED GLOBAL STOCK FUND
    CLASS A
    2004@      $10.52       $ 0.01*      $(0.10)*     $(0.09)     $(0.02)       $    --         $(0.02)     $10.41      (0.87)%
    2004         7.50         0.07*        3.02*        3.09       (0.06)         (0.01)         (0.07)      10.52      41.32
    2003        10.20         0.04        (2.70)       (2.66)      (0.04)++          --          (0.04)++     7.50     (26.11)
    2002        10.58         0.04        (0.04)          --       (0.03)         (0.35)         (0.38)      10.20       0.05
    2001        16.00         0.06        (4.23)       (4.17)      (0.06)         (1.19)         (1.25)      10.58     (27.19)
    2000        12.80         0.05*        3.60*        3.65       (0.13)         (0.32)         (0.45)      16.00      28.98
    CLASS D
    2004@      $10.01       $(0.04)*     $(0.10)*     $(0.14)     $   --         $   --         $   --      $ 9.87      (1.40)%
    2004         7.17        (0.02)*       2.88*        2.86       (0.01)         (0.01)         (0.02)      10.01      39.94
    2003         9.80           --        (2.63)       (2.63)         --             --             --        7.17     (26.84)
    2002        10.25        (0.06)       (0.04)       (0.10)         --          (0.35)         (0.35)       9.80      (1.06)
    2001        15.64        (0.04)       (4.16)       (4.20)         --          (1.19)         (1.19)      10.25     (27.91)
    2000        12.59        (0.09)*       3.52*        3.43       (0.06)         (0.32)         (0.38)      15.64      27.58
    CLASS I
    2004@      $10.50       $   --*      $(0.10)*     $(0.10)     $(0.01)       $    --         $(0.01)     $10.39      (0.97)%
    2004         7.50         0.06*        2.99*        3.05       (0.04)         (0.01)         (0.05)      10.50      40.77
    2003(2)      8.30           --        (0.78)       (0.78)      (0.02)            --          (0.02)       7.50      (9.41)

                                                              Ratio of
                                                              Expenses
                                           Ratio of Net     to Average
                                             Investment     Net Assets
                             Ratio of Net        Income     (Excluding
               Net Assets        Expenses        (Loss)        Waivers  Portfolio
            End of Period      to Average    to Average      and Reim-   Turnover
            ($ Thousands)    Net Assets**    Net Assets   bursement)**       Rate
---------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
    CLASS A
    2004@        $185,515            0.12%         0.80%          0.39%        7%
    2004          171,034            0.12          1.45           0.36        32
    2003          122,522            0.12          1.31           0.38        68
    2002          148,169            0.12          1.32           0.36        31
    2001          145,719            0.12          1.53           0.38        14
    2000          125,893            0.12          1.40           0.45        17
    CLASS D
    2004@        $ 14,616            1.12%        (0.20)%         1.39%        7%
    2004           17,583            1.12          0.46           1.36        32
    2003           16,932            1.12          0.30           1.38        68
    2002           21,670            1.12          0.34           1.36        31
    2001           27,351            1.12          0.55           1.38        14
    2000           32,910            1.12          0.39           1.45        17
    CLASS I
    2004@        $ 18,682            0.37%         0.56%          0.64%        7%
    2004           14,686            0.37          1.25           0.62        32
    2003(2)         3,859            0.37          1.04           0.63        68
DIVERSIFIED GLOBAL STOCK FUND
    CLASS A
    2004@        $116,914            0.12%         0.16%          0.39%        6%
    2004          123,657            0.12          0.78           0.36        58
    2003           87,359            0.12          0.48           0.38       149
    2002          115,692            0.12          0.36           0.39        36
    2001          104,455            0.12          0.46           0.36        46
    2000           85,672            0.12          0.35           0.37        13
    CLASS D
    2004@        $  6,742            1.12%        (0.85)%         1.39%        6%
    2004            7,969            1.12         (0.21)          1.36        58
    2003            5,767            1.12         (0.53)          1.38       149
    2002            7,985            1.12         (0.60)          1.39        36
    2001           11,119            1.12         (0.52)          1.36        46
    2000           14,046            1.12         (0.64)          1.37        13
    CLASS I
    2004@        $  4,193            0.37%        (0.09)%         0.64%        6%
    2004            3,177            0.37          0.58           0.61        58
    2003(2)           978            0.37          0.01           0.63       149


--------------------------------------------------------------------------------
34          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

                                            Net
                                       Realized
                                            and                           Distributions
            Net Asset          Net   Unrealized                Dividends           from          Total
               Value,   Investment        Gains                 from Net       Realized      Dividends   Net Asset
            Beginning       Income  (Losses) on   Total from  Investment        Capital            and  Value, End      Total
            of Period       (Loss)   Securities   Operations      Income          Gains  Distributions   of Period    Return+
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
    CLASS A
    2004@      $12.91       $ 0.02*      $(0.13)*     $(0.11)     $(0.03)       $    --         $(0.03)     $12.77      (0.84)%
    2004         9.48         0.09*        3.42*        3.51       (0.07)         (0.01)         (0.08)      12.91      37.24
    2003        12.84         0.06        (3.36)       (3.30)      (0.06)+++         --          (0.06)+++    9.48     (25.78)
    2002        13.23         0.07         0.09         0.16       (0.04)         (0.51)         (0.55)      12.84       1.16
    2001        18.58         0.09        (4.55)       (4.46)      (0.08)         (0.81)         (0.89)      13.23     (24.74)
    2000        15.70         0.07*        3.35*        3.42       (0.12)         (0.42)         (0.54)      18.58      22.15

    CLASS D
    2004@      $12.25       $(0.05)*     $(0.11)*     $(0.16)     $   --        $    --         $   --      $12.09      (1.31)%
    2004         9.04        (0.01)*       3.23*        3.22          --          (0.01)         (0.01)      12.25      35.68
    2003        12.30        (0.07)       (3.19)       (3.26)         --             --             --        9.04     (26.50)
    2002        12.80        (0.08)        0.09         0.01          --          (0.51)         (0.51)      12.30       0.03
    2001        18.09        (0.05)       (4.43)       (4.48)         --          (0.81)         (0.81)      12.80     (25.45)
    2000        15.36        (0.09)*       3.27*        3.18       (0.03)         (0.42)         (0.45)      18.09      20.98

    CLASS I
    2004@      $12.89       $   --*      $(0.12)*     $(0.12)     $(0.02)       $    --         $(0.02)     $12.75      (0.94)%
    2004         9.48         0.06*        3.41*        3.47       (0.05)         (0.01)         (0.06)      12.89      36.76
    2003(3)     10.03         0.02        (0.55)       (0.53)      (0.02)            --          (0.02)       9.48      (5.25)
DEFENSIVE STRATEGY FUND
    CLASS A
    2004@      $10.29       $ 0.13*       $  --*      $ 0.13      $(0.06)       $    --         $(0.06)     $10.36       1.32%
    2004(4)     10.00         0.14*        0.15*        0.29          --             --             --       10.29       2.90
    Class I
    2004@      $10.30       $ 0.19*       $  --*      $ 0.19      $(0.06)       $    --         $(0.06)     $10.43       1.90%
    2004(4)     10.00         0.16*        0.14*        0.30          --             --             --       10.30       3.00
TAX-MANAGED DEFENSIVE STRATEGY FUND
    CLASS A
    2004@      $10.21       $ 0.09*       $0.01*      $ 0.10      $(0.05)       $    --         $(0.05)     $10.26       0.96%
    2004(4)     10.00         0.20*        0.01*        0.21          --             --             --       10.21       2.10
    CLASS I
    2004@      $10.23       $ 0.11*       $  --*      $ 0.11      $(0.05)       $    --         $(0.05)     $10.29       1.06%
    2004(4)     10.00         0.16*        0.07*        0.23          --             --             --       10.23       2.30
CONSERVATIVE STRATEGY FUND
    CLASS A
    2004@      $10.43       $ 0.13*       $0.04*      $ 0.17      $(0.09)       $    --         $(0.09)     $10.51       1.62%
    2004(4)     10.00         0.13*        0.30*        0.43          --             --             --       10.43       4.30
    CLASS I
    2004@      $10.46       $ 0.18*       $0.05*      $ 0.23      $(0.09)       $    --         $(0.09)     $10.60       2.19%
    2004(4)     10.00         0.16*        0.30*        0.46          --             --             --       10.46       4.60
TAX-MANAGED CONSERVATIVE STRATEGY FUND
    CLASS A
    2004@      $10.45       $ 0.11*       $0.06*      $ 0.17      $(0.07)       $    --         $(0.07)     $10.55       1.63%
    2004(4)     10.00         0.12*        0.33*        0.45          --             --             --       10.45       4.50
    CLASS I
    2004@      $10.39       $ 0.16*       $0.06*      $ 0.22      $(0.07)       $    --         $(0.07)     $10.54       2.12%
    2004(4)     10.00         0.08*        0.31*        0.39          --             --             --       10.39       3.90

                                                              Ratio of
                                                              Expenses
                                           Ratio of Net     to Average
                                             Investment     Net Assets
                             Ratio of Net        Income     (Excluding
               Net Assets        Expenses        (Loss)        Waivers  Portfolio
            End of Period      to Average    to Average      and Reim-   Turnover
            ($ Thousands)    Net Assets**    Net Assets   bursement)**       Rate
---------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
    CLASS A
    2004@        $ 91,413            0.12%         0.25%          0.39%        6%
    2004          100,571            0.12          0.79           0.36        27
    2003           77,148            0.12          0.57           0.38        14
    2002          110,391            0.12          0.45           0.35        35
    2001          104,377            0.12          0.53           0.39        19
    2000          105,229            0.12          0.43           0.41        12

    CLASS D
    2004@        $ 13,603            1.12%        (0.75)%         1.39%        6%
    2004           15,562            1.12         (0.11)          1.36        27
    2003           20,137            1.12         (0.43)          1.38        14
    2002           30,684            1.12         (0.54)          1.35        35
    2001           35,737            1.12         (0.43)          1.39        19
    2000           46,744            1.12         (0.56)          1.41        12

    CLASS I
    2004@        $  2,704            0.37%           --%          0.64%        6%
    2004            2,251            0.37          0.51           0.61        27
    2003(3)           698            0.37          0.05           0.63        14
DEFENSIVE STRATEGY FUND
    CLASS A
    2004@        $ 17,081            0.10%         2.47%          0.65%       18%
    2004(4)         2,500            0.10          3.78           4.04         1
    CLASS I
    2004@        $     --            0.10%         2.47%          0.65%       18%
    2004(4)            --            0.10          3.78           4.04         1
TAX-MANAGED DEFENSIVE STRATEGY FUND
    CLASS A
    2004@        $  9,089            0.10%         1.86%          0.98%       41%
    2004(4)         1,249            0.10          5.38           8.27         5
    CLASS I
    2004@        $     --            0.10%         1.86%          0.98%       41%
    2004(4)            --            0.10          5.38           8.27         5
CONSERVATIVE STRATEGY FUND
    CLASS A
    2004@        $ 21,002            0.10%         2.58%          0.60%       27%
    2004(4)         3,092            0.10          3.44           2.69         4
    CLASS I
    2004@        $     --            0.10%         2.58%          0.60%       27%
    2004(4)            --            0.10          3.44           2.69         4
TAX-MANAGED CONSERVATIVE STRATEGY FUND
    CLASS A
    2004@        $ 27,587            0.10%         2.15%          0.55%        4%
    2004(4)         3,090            0.10          3.03           2.27        --
    CLASS I
    2004@        $     --            0.10%         2.15%          0.55%        4%
    2004(4)            --            0.10          3.03           2.27        --


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004          35

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2004 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout each Period
--------------------------------------------------------------------------------

                                            Net
                                       Realized
                                            and                           Distributions
            Net Asset                Unrealized                Dividends           from          Total
               Value,          Net        Gains                 from Net       Realized      Dividends   Net Asset
            Beginning   Investment  (Losses) on   Total from  Investment        Capital            and  Value, End      Total
            of Period       Income   Securities   Operations      Income          Gains  Distributions   of Period    Return+
-------------------------------------------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
    CLASS A
    2004@      $10.69       $ 0.13*       $0.03*       $0.16      $(0.08)       $    --         $(0.08)     $10.77       1.49%
    2004(4)     10.00         0.14*        0.55*        0.69          --             --             --       10.69       6.90
    CLASS I
    2004@      $10.73       $ 0.19*      $ 0.03*       $0.22      $(0.08)       $    --         $(0.08)     $10.87       2.05%
    2004(4)     10.00         0.15*        0.58*        0.73          --             --             --       10.73       7.30
TAX-MANAGED MODERATE STRATEGY FUND
    CLASS A
    2004@      $10.58       $ 0.10*       $0.01*       $0.11      $(0.06)       $    --         $(0.06)     $10.63       1.06%
    2004(4)     10.00         0.15*        0.43*        0.58          --             --             --       10.58       5.80
    CLASS I
    2004@      $10.56       $ 0.06*       $0.01*       $0.07      $(0.06)       $    --         $(0.06)     $10.57       0.68%
    2004(4)     10.00         0.10*        0.46*        0.56          --             --             --       10.56       5.60
AGGRESSIVE STRATEGY FUND
    CLASS A
    2004@      $10.89       $ 0.05*      $(0.07)*     $(0.02)     $(0.04)       $    --         $(0.04)     $10.83      (0.20)%
    2004(4)     10.00         0.09*        0.80*        0.89          --             --             --       10.89       8.90
    CLASS I
    2004@      $10.87       $ 0.01*      $(0.06)*     $(0.05)     $(0.04)       $    --         $(0.04)     $10.78      (0.48)%
    2004(4)     10.00         0.18*        0.69*        0.87          --             --             --       10.87       8.70
TAX-MANAGED AGGRESSIVE STRATEGY FUND
    CLASS A
    2004@      $10.89       $ 0.03*      $(0.12)*     $(0.09)     $(0.03)       $    --         $(0.03)     $10.77      (0.79)%
    2004(4)     10.00         0.06*        0.83*        0.89          --             --             --       10.89       8.90
    CLASS I
    2004@      $10.88       $ 0.01*      $(0.12)*      (0.11)     $(0.03)       $    --         $(0.03)     $10.74      (0.97)%
    2004(4)     10.00         0.12*        0.76*        0.88          --             --             --       10.88       8.80
CORE MARKET STRATEGY FUND
    CLASS A
    2004@      $10.60       $ 0.12*      $(0.09)*      $0.03      $(0.06)       $    --         $(0.06)     $10.57       0.32%
    2004(4)     10.00         0.11*        0.49*        0.60          --             --             --       10.60       6.00
    CLASS I
    2004@      $10.62       $ 0.18*      $(0.08)*      $0.10      $(0.06)       $    --         $(0.06)     $10.66       0.98%
    2004(4)     10.00         0.16*        0.46*        0.62          --             --             --       10.62       6.20
TAX-MANAGED CORE MARKET STRATEGY FUND
    CLASS A
    2004@      $10.54       $ 0.10*      $(0.01)*      $0.09      $(0.03)       $    --         $(0.03)     $10.60       0.89%
    2004(4)     10.00         0.90*       (0.36)*       0.54          --             --             --       10.54       5.40
    CLASS I
    2004@      $10.64       $ 0.20*      $(0.06)*      $0.14      $(0.03)       $    --         $(0.03)     $10.75       1.35%
    2004(4)     10.00         0.99*       (0.35)*       0.64          --             --             --       10.64       6.40

                                                              Ratio of
                                                              Expenses
                                                            to Average
                                           Ratio of Net     Net Assets
                             Ratio of Net    Investment     (Excluding
               Net Assets        Expenses        Income        Waivers  Portfolio
            End of Period      to Average    to Average      and Reim-   Turnover
            ($ Thousands)    Net Assets**    Net Assets   bursement)**       Rate
---------------------------------------------------------------------------------
MODERATE STRATEGY FUND
    CLASS A
    2004@        $ 64,899            0.10%         2.47%          0.44%       10%
    2004(4)         9,400            0.10          3.54           1.64         4
    CLASS I
    2004@        $     --            0.10%         2.47%          0.44%       10%
    2004(4)            --            0.10          3.54           1.64         4
TAX-MANAGED MODERATE STRATEGY FUND
    CLASS A
    2004@        $ 34,403            0.10%         1.83%          0.54%        4%
    2004(4)         2,118            0.10          3.94           4.71         1
    CLASS I
    2004@        $     --            0.10%         1.83%          0.54%        4%
    2004(4)            --            0.10          3.94           4.71         1
AGGRESSIVE STRATEGY FUND
    CLASS A
    2004@        $ 35,968            0.10%         0.86%          0.49%       11%
    2004(4)         6,721            0.10          2.18           2.24         2
    CLASS I
    2004@        $     --            0.10%         0.86%          0.49%       11%
    2004(4)            --            0.10          2.18           2.24         2
TAX-MANAGED AGGRESSIVE STRATEGY
FUND
    CLASS A
    2004@        $ 14,608            0.10%         0.54%          0.76%       23%
    2004(4)         2,664            0.10          1.39           2.16        44
    CLASS I
    2004@        $     --            0.10%         0.54%          0.76%       23%
    2004(4)            --            0.10          1.39           2.16        44
CORE MARKET STRATEGY FUND
    CLASS A
    2004@        $ 21,495            0.10%         2.23%          0.57%       61%
    2004(4)         5,867            0.10          2.87           2.54         6
    CLASS I
    2004@        $     --            0.10%         2.23%          0.57%       61%
    2004(4)            --            0.10          2.87           2.54         6
TAX-MANAGED CORE MARKET STRATEGY FUND
    CLASS A
    2004@        $  8,491            0.10%         1.83%          1.39%       25%
    2004(4)           382            0.10         23.19          64.00        --
    CLASS I
    2004@        $     --            0.10%         1.83%          1.39%       25%
    2004(4)            --            0.10         23.19          64.00        --


--------------------------------------------------------------------------------
36          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

                                            Net
                                       Realized
                                            and                           Distributions
            Net Asset          Net   Unrealized                Dividends           from          Total
               Value,   Investment        Gains                 from Net       Realized      Dividends   Net Asset
            Beginning       Income  (Losses) on   Total from  Investment        Capital            and  Value, End      Total
            of Period       (Loss)   Securities   Operations      Income          Gains  Distributions   of Period    Return+
-------------------------------------------------------------------------------------------------------------------------------
MARKET GROWTH STRATEGY FUND
    CLASS A
    2004@      $10.63       $ 0.08*      $(0.05)*      $0.03      $(0.04)       $    --         $(0.04)     $10.62       0.31%
    2004(4)     10.00         0.08*        0.55*        0.63          --             --             --       10.63       6.30
    CLASS I
    2004@      $10.58       $ 0.01*      $(0.05)*    $ (0.04)     $(0.04)       $    --         $(0.04)     $10.50      (0.35)%
    2004(4)     10.00         0.17*        0.41*        0.58          --             --             --       10.58       5.80
TAX-MANAGED MARKET GROWTH STRATEGY FUND
    CLASS A
    2004@      $10.66       $ 0.07*      $(0.07)*    $    --      $(0.06)       $   --          $(0.06)     $10.60      (0.01)%
    2004(4)     10.00         0.06*        0.60*        0.66          --            --              --       10.66       6.60
    CLASS I
    2004@      $10.65       $ 0.01*      $(0.06)*    $ (0.05)     $(0.06)       $   --          $(0.06)     $10.54      (0.48)%
    2004(4)     10.00         0.08*        0.57*        0.65          --            --              --       10.65       6.50

                                                              Ratio of
                                                              Expenses
                                           Ratio of Net     to Average
                                             Investment     Net Assets
                             Ratio of Net        Income     (Excluding
               Net Assets        Expenses        (Loss)        Waivers  Portfolio
            End of Period      to Average    to Average      and Reim-   Turnover
            ($ Thousands)    Net Assets**    Net Assets   bursement)**       Rate
---------------------------------------------------------------------------------
MARKET GROWTH STRATEGY FUND
    CLASS A
    2004@        $ 97,718            0.10%         1.59%          0.41%        5%
    2004(4)        11,707            0.10          2.02           1.55        13
    CLASS I
    2004@        $     --            0.10%         1.59%          0.41%        5%
    2004(4)            --            0.10          2.02           1.55        13
TAX-MANAGED MARKET GROWTH STRATEGY FUND
    CLASS A
    2004@        $ 42,051            0.10%         1.28%          0.47%       31%
    2004(4)        11,608            0.10          1.48           0.87         1
    CLASS I
    2004@        $     --            0.10%         1.28%          0.47%       31%
    2004(4)            --            0.10          1.48           0.87         1

(1) Commenced operations June 28, 2002. All ratios have been annualized. Total return has not been annualized.

(2) Commenced operations July 31, 2002. All ratios have been annualized. Total return has not been annualized.

(3) Commenced operations September 4, 2002. All ratios have been annualized. Total return has not been annualized.

(4) Commenced operations November 14, 2003. All ratios have been annualized. Total return has not been annualized.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

++    Includes a tax return of capital of $(0.003).

+++   Includes a tax return of capital of $(0.007).

@ For the six months ended September 30, 2004 (unaudited). All ratios, excluding total return, have been annualized.

*     Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004          37

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2004

1. ORGANIZATION

SEI Asset Allocation Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with nineteen diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, Tax-Managed Defensive Strategy Fund, Conservative Strategy Fund, Tax-Managed Conservative Strategy Fund, Moderate Strategy Fund, Tax-Managed Moderate Strategy Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Tax-Managed Core Market Strategy Fund, Market Growth Strategy Fund and Tax-Managed Market Growth Strategy Fund, (each a "Fund", collectively the "Funds"). Each Fund offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately-managed series of the following investment companies: SEI Institutional Managed Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund offer Class A Shares, Class D Shares, and Class I Shares. Defensive Strategy Fund, Tax-Managed Defensive Strategy Fund, Conservative Strategy Fund, Tax-Managed Conservative Strategy Fund, Moderate Strategy Fund, Tax-Managed Moderate Strategy Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Tax-Managed Core Market Strategy Fund, Market Growth Strategy Fund and Tax-Managed Market Growth Strategy Fund offer Class A Shares and Class I Shares (formerly Class D Shares). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

OFFERING COSTS -- The Trust has borne all costs in connection with the initial organization of new funds, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. Offering costs, which include the costs of printing initial prospectuses and registration fees, of the Defensive Strategy Fund, Tax-Managed Defensive Strategy Fund, Conservative Strategy Fund, Tax-Managed Conservative Strategy Fund, Moderate Strategy Fund, Tax-Managed Moderate Strategy Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Tax-Managed Core Market Strategy Fund, Market Growth Strategy Fund and Tax-Managed Market Growth Strategy Fund which commenced operations on November 14, 2003, are being amortized to expense over twelve months.

3. TRANSACTIONS WITH AFFILIATES

SEI Investments Fund Management (the "Administrator") provides the Trust with overall management services and shareholder servicing. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has voluntarily agreed to waive all or a portion of its fees and to reimburse the Funds so that the total annual expenses of each Fund will not exceed the expense limitations adopted by the Administrator. These waivers and reimbursements may be terminated by the Administrator at any time at its sole discretion. The following are the voluntary expense limitations:


--------------------------------------------------------------------------------
38          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

-------------------------------------------------------------------------
                                          Class A     Class D     Class I
-------------------------------------------------------------------------

Diversified Conservative
  Income Fund                               0.12%       1.12%       0.37%

Diversified Conservative Fund               0.12%       1.12%       0.37%

Diversified Global Moderate
  Growth Fund                               0.12%       1.12%       0.37%

Diversified Moderate Growth Fund            0.12%       1.12%       0.37%

Diversified Global Growth Fund              0.12%       1.12%       0.37%

Diversified Global Stock Fund               0.12%       1.12%       0.37%

Diversified U.S. Stock Fund                 0.12%       1.12%       0.37%

Defensive Strategy Fund                     0.10%         --        0.35%

Tax-Managed Defensive
  Strategy Fund                             0.10%         --        0.35%

Conservative Strategy Fund                  0.10%         --        0.35%

Tax-Managed Conservative
  Strategy Fund                             0.10%         --        0.35%

Moderate Strategy Fund                      0.10%         --        0.35%

Tax-Managed Moderate
  Strategy Fund                             0.10%         --        0.35%

Aggressive Strategy Fund                    0.10%         --        0.35%

Tax-Managed Aggressive
  Strategy Fund                             0.10%         --        0.35%

Core Market Strategy Fund                   0.10%         --        0.35%

Tax-Managed Core Market
  Strategy Fund                             0.10%         --        0.35%

Market Growth Strategy Fund                 0.10%         --        0.35%

Tax-Managed Market Growth
  Strategy Fund                             0.10%         --        0.35%

SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company and a registered broker-dealer, acts as the Distributor of the shares of the Trust under Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

-------------------------------------------------------------------------------------
                                           Shareholder   Administrative
                                             Servicing          Service  Distribution
                                                  Fees             Fees         Fees*
-------------------------------------------------------------------------------------
Diversified Conservative Income Fund
   Class D                                       0.25%              --          0.75%
   Class I                                         --             0.25%           --
Diversified Conservative Fund
   Class D                                       0.25%              --          0.75%
   Class I                                         --             0.25%           --
Diversified Global Moderate Growth Fund
   Class D                                       0.25%              --          0.75%
   Class I                                         --             0.25%           --
Diversified Moderate Growth Fund
   Class D                                       0.25%              --          0.75%
   Class I                                         --             0.25%           --
Diversified Global Growth Fund
   Class D                                       0.25%              --          0.75%
   Class I                                         --             0.25%           --
Diversified Global Stock Fund
   Class D                                       0.25%              --          0.75%
   Class I                                         --             0.25%           --
Diversified U.S. Stock Fund
   Class D                                       0.25%              --          0.75%
   Class I                                         --             0.25%           --
Defensive Strategy Fund
   Class I                                         --             0.25%           --
Tax-Managed Defensive Strategy Fund
   Class I                                         --             0.25%           --
Conservative Strategy Fund
   Class I                                         --             0.25%           --
Tax-Managed Conservative Strategy Fund
   Class I                                         --             0.25%           --
Moderate Strategy Fund
   Class I                                         --             0.25%           --
Tax-Managed Moderate Strategy Fund
   Class I                                         --             0.25%           --
Aggressive Strategy Fund
   Class I                                         --             0.25%           --
Tax-Managed Aggressive Strategy Fund
   Class I                                         --             0.25%           --
Core Market Strategy Fund
   Class I                                         --             0.25%           --
Tax-Managed Core Market Strategy Fund
   Class I                                         --             0.25%           --
Market Growth Strategy Fund
   Class I                                         --             0.25%           --
Tax-Managed Market Growth Strategy Fund
   Class I                                         --             0.25%           --

* These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

The Distributor may voluntarily waive all or a portion of the shareholder servicing fees for Class D of each fund since inception of the plan. Such waivers are voluntary and may be discontinued at any time. There were no waivers by the Distributor during the six months ended September 30, 2004.

Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the adviser pays compensation of officers and affiliated Trustees.

SEI Investments Management Corporation ("SIMC") serves as investment advisor (the "Adviser") to each Fund. In connection with serving as investment advisor, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund's average daily net assets.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004          39

September 30, 2004

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the funds were as follows (Thousands):

For the six months ended September 30, 2004 (Unaudited) and the year or period ended March 31, 2004

-----------------------------------------------------------------------------------------------------------------------------------
                                     DIVERSIFIED              DIVERSIFIED           DIVERSIFIED GLOBAL           DIVERSIFIED
                                 CONSERVATIVE INCOME          CONSERVATIVE            MODERATE GROWTH          MODERATE GROWTH
                                         FUND                     FUND                     FUND                     FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                4/01/04-     4/01/03-    4/01/04-     4/01/03-     4/01/04-      4/01/03-    4/01/04-     4/01/03-
                                 9/30/04      3/31/04     9/30/04      3/31/04      9/30/04       3/31/04     9/30/04      3/31/04
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                 1,273        1,655       2,574        2,367        2,191        10,031      15,242        4,607
     Shares Issued in Lieu
       of Cash Distributions          53          143          77          192          127           427         137          358
     Shares Redeemed              (1,065)      (1,706)     (1,353)      (1,667)      (4,736)       (8,647)     (3,832)      (4,421)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions        261           92       1,298          892       (2,418)        1,811      11,547          544
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                    89          290         104          275           55           332         144          426
     Shares Issued in Lieu
       of Cash Distributions           6           22           4           16            2            10           2           23
     Shares Redeemed                (181)        (336)       (102)        (308)        (187)         (100)       (200)        (942)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions        (86)         (24)          6          (17)        (130)          242         (54)        (493)
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                    48          203         166          334          386           547         585          485
     Shares Issued in Lieu
       of Cash Distributions           3            5           5           12            6            10           5           13
     Shares Redeemed                 (62)         (68)        (66)        (163)         (74)          (47)       (180)         (85)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions        (11)         140         105          183          318           510         410          413
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares        164          208       1,409        1,058       (2,230)        2,563      11,903          464
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
40          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

Capital Share Transactions for the funds were as follows (Thousands):

For the six months ended September 30, 2004 (Unaudited) and the year or period ended March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                          DIVERSIFIED                  DIVERSIFIED                DIVERSIFIED
                                                         GLOBAL GROWTH                GLOBAL STOCK                U.S. STOCK
                                                             FUND                         FUND                       FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                    4/01/04-      4/01/03-      4/01/04-      4/01/03-      4/01/04-       4/01/03-
                                                     9/30/04       3/31/04       9/30/04       3/31/04       9/30/04        3/31/04
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                     3,571         8,155         1,403        11,108           889          3,501
     Shares Issued in Lieu
       of Cash Distributions                              72           234            21            86            19             62
     Shares Redeemed                                  (2,270)       (7,630)       (1,951)      (11,085)       (1,544)        (3,905)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                          1,373           759          (527)          109          (636)          (342)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                                        99           653            77           261            90            356
     Shares Issued in Lieu
       of Cash Distributions                              --            14            --             2            --              2
     Shares Redeemed                                    (346)       (1,083)         (190)         (271)         (236)        (1,315)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions                           (247)         (416)         (113)           (8)         (146)          (957)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                                       402           876           157           198            54            119
     Shares Issued in Lieu
       of Cash Distributions                               5            13            --             2            --              1
     Shares Redeemed                                     (50)          (64)          (56)          (27)          (17)           (19)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                            357           825           101           173            37            101
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                                    1,483         1,168          (539)          274          (745)        (1,198)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   TAX-MANAGED
                                                      DEFENSIVE STRATEGY        DEFENSIVE STRATEGY          CONSERVATIVE STRATEGY
                                                           FUND (1)                  FUND (1)                      FUND (1)
------------------------------------------------------------------------------------------------------------------------------------
                                                     4/01/04-    11/14/03-      4/01/04-     11/14/03-      4/01/04-       11/14/03-
                                                      9/30/04      3/31/04       9/30/04       3/31/04       9/30/04         3/31/04
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                     1,617           245           977           125         2,180            306
     Shares Issued in Lieu
       of Cash Distributions                               5            --            --            --             7             --
     Shares Redeemed                                    (216)           (2)         (213)           (3)         (484)           (10)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                          1,406           243           764           122         1,703            296
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued in Lieu of Cash Distributions          --            --            --            --            --             --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares                          1,406           243           764           122         1,703            296
------------------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations November 14, 2003.
Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004          41

September 30, 2004

4. CAPITAL SHARE TRANSACTIONS (Concluded)

Capital Share Transactions for the funds were as follows (Thousands):

For the six months ended September 30, 2004 (Unaudited) and the period ended March 31, 2004

----------------------------------------------------------------------------------------------------------------------------
                                                        TAX-MANAGED                                        TAX-MANAGED
                                                   CONSERVATIVE STRATEGY      MODERATE STRATEGY         MODERATE STRATEGY
                                                         FUND (1)                 FUND (1)                  FUND (1)
----------------------------------------------------------------------------------------------------------------------------
                                                   4/01/04-   11/14/03-     4/01/04-    11/14/03-     4/01/04-    11/14/03-
                                                    9/30/04     3/31/04      9/30/04      3/31/04      9/30/04      3/31/04
----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                     2,391        296        5,792          896        3,114          201
     Shares Issued in Lieu
       of Cash Distributions                               6         --           16           --            4           --
     Shares Redeemed                                     (77)        --         (660)         (16)         (83)          (1)
----------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                          2,320        296        5,148          880        3,035          200
----------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued in Lieu of Cash Distributions          --         --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares                          2,320        296        5,148          880        3,035          200
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                 TAX-MANAGED
                                                    AGGRESSIVE STRATEGY      AGGRESSIVE STRATEGY      CORE MARKET STRATEGY
                                                         FUND (1)                  FUND (1)                  FUND (1)
----------------------------------------------------------------------------------------------------------------------------
                                                   4/01/04-   11/14/03-     4/01/04-    11/14/03-     4/01/04-     11/14/03-
                                                    9/30/04     3/31/04      9/30/04      3/31/04      9/30/04       3/31/04
----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                     3,296        629        1,329          293        2,388          565
     Shares Issued in Lieu
       of Cash Distributions                               5         --            1           --            8           --
     Shares Redeemed                                    (597)       (12)        (219)         (48)        (916)         (12)
----------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                          2,704        617        1,111          245        1,480          553
----------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued in Lieu of Cash Distributions          --         --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares                          2,704        617        1,111          245        1,480          553
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                        TAX-MANAGED                                         TAX-MANAGED
                                                   CORE MARKET STRATEGY        MARKET GROWTH               MARKET GROWTH
                                                         FUND (1)            STRATEGY FUND (1)           STRATEGY FUND (1)
----------------------------------------------------------------------------------------------------------------------------
                                                   4/01/04-   11/14/03-     4/01/04-   11/14/03-      4/01/04-     11/14/03-
                                                    9/30/04     3/31/04      9/30/04     3/31/04       9/30/04       3/31/04
----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                       837         36        8,836        1,141        3,719        1,094
     Shares Issued in Lieu
       of Cash Distributions                              --         --           16           --           11           --
     Shares Redeemed                                     (72)        --         (753)         (40)        (851)          (6)
----------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                            765         36        8,099        1,101        2,879        1,088
----------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued in Lieu of Cash Distributions          --         --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares                            765         36        8,099        1,101        2,879        1,088
----------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations November 14, 2003.
Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
42          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

5. Investment Transactions

The cost of security purchases and the proceeds from the sale of securities during the six months ended September 30, 2004, were as follows ($ Thousands):

--------------------------------------------------------------------------------
                                                                           Total
--------------------------------------------------------------------------------
Diversified Conservative Income Fund
PURCHASES                                                               $  9,519
SALES                                                                      7,539

Diversified Conservative Fund
PURCHASES                                                                 21,866
SALES                                                                      7,606

Diversified Global Moderate Growth Fund
PURCHASES                                                                 19,976
SALES                                                                     23,921

Diversified Moderate Growth Fund
PURCHASES                                                                170,161
SALES                                                                     28,432

Diversified Global Growth Fund
PURCHASES                                                                 31,465
SALES                                                                     14,930

Diversified Global Stock Fund
PURCHASES                                                                  8,214
SALES                                                                     12,169

Diversified U.S. Stock Fund
PURCHASES                                                                  6,795
SALES                                                                     16,371

Defensive Strategy Fund
PURCHASES                                                                 16,819
SALES                                                                      1,765

Tax-Managed Defensive Strategy Fund
PURCHASES                                                                  9,814
SALES                                                                      2,082

Conservative Strategy Fund
PURCHASES                                                                 21,241
SALES                                                                      3,436

Tax-Managed Conservative Strategy Fund
PURCHASES                                                                 24,562
SALES                                                                        583

Moderate Strategy Fund
PURCHASES                                                                 58,141
SALES                                                                      3,122

--------------------------------------------------------------------------------
                                                                           Total
--------------------------------------------------------------------------------
Tax-Managed Moderate Strategy Fund
PURCHASES                                                               $ 32,304
SALES                                                                        608

Aggressive Strategy Fund
PURCHASES                                                                 30,970
SALES                                                                      2,313

Tax-Managed Aggressive Strategy Fund
PURCHASES                                                                 13,437
SALES                                                                      1,801

Core Market Strategy Fund
PURCHASES                                                                 23,766
SALES                                                                      8,202

Tax-Managed Core Market Strategy Fund
PURCHASES                                                                  8,922
SALES                                                                        808

Market Growth Strategy Fund
PURCHASES                                                                 89,369
SALES                                                                      2,786

Tax-Managed Market Growth Strategy Fund
PURCHASES                                                                 37,956
SALES                                                                      8,142

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute substantially all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets - The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004          43

September 30, 2004

The tax character of dividends and distributions paid during the years ended March 31, 2004 and March 31, 2003 were as follows ($ Thousands):

------------------------------------------------------------------------------
                             Ordinary           Tax Return
                              Income            of Capital          Totals
                          2004      2003      2004     2003     2004      2003
------------------------------------------------------------------------------
Diversified
   Conservative
   Income Fund          $1,916    $1,843       $--      $--   $1,916    $1,843
Diversified
   Conservative
   Fund                  2,285     1,549        --       --    2,285     1,549
Diversified Global
   Moderate
   Growth Fund           4,619     3,254        --       --    4,619     3,254
Diversified
   Moderate
   Growth Fund           4,548     3,422        --       --    4,548     3,422
Diversified Global
   Growth Fund           2,824     1,931        --       --    2,824     1,931
Diversified Global
   Stock Fund              857       444        --       44      857       488
Diversified U.S.
   Stock Fund              757       404        --       74      757       478

As of March 31, 2004, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows ($ Thousands):

------------------------------------------------------------------------------------------------
                         Undistributed  Undistributed      Unrealized
                              Ordinary      Long-Term    Appreciation               Capital Loss
                                Income   Capital Gain  (Depreciation)      Other   Carryforwards
------------------------------------------------------------------------------------------------
Diversified Conservative
   Income Fund                  $  460         $   51       $    155        $ --        $    --
Diversified Conservative
   Fund                            462            211           (512)         --             --
Diversified Global
   Moderate Growth Fund          3,146             --         (2,944)         --             --
Diversified Moderate
   Growth Fund                     829             --        (16,238)         --         (9,750)
Diversified Global
   Growth Fund                     426          1,445        (20,916)         --             --
Diversified Global
   Stock Fund                      108             --        (29,163)         (1)        (3,702)
Diversified U.S. Stock Fund        120             --        (28,654)         --         (3,217)
Defensive Strategy Fund             13             --              8          (6)            --
Tax-Managed Defensive
   Strategy Fund*                    8             --              1          (7)            --
Conservative Strategy Fund          19             --             18          (7)            --
Tax-Managed Conservative
   Strategy Fund*                   17             --             11          (7)            --
Moderate Strategy Fund              35             --             78          (7)            --
Tax-Managed Moderate
   Strategy Fund                    13             --              6          (8)            --
Aggressive Strategy Fund            17             --             49          (7)            --
Tax-Managed Aggressive
   Strategy Fund*                   11             --              5         (11)            --
Core Market Strategy Fund           18             --             56          (6)            --
Tax-Managed Core Market
   Strategy Fund*                    7             --             --          (6)            --
Market Growth Strategy
   Fund                             25             --             36          (7)            --
Tax-Managed Market
   Growth Strategy Fund*            39             --            102          (7)            --

* The components of distributable earnings/(accumulated losses) for the fund are estimated at March 31, 2004. The actual amounts to be distributed will not be determined until November 30, 2004, when the Fund completes its tax year.

The Funds had capital loss carryforwards at March 31, 2004 as follows ($ Thousands):

--------------------------------------------------------------------------------
                                                     Years
                                                  Expiring               Amounts
--------------------------------------------------------------------------------
Diversified Moderate
   Growth Fund                                        2011                $9,750

Diversified Global Stock Fund                         2011                 3,702

Diversified U.S. Stock Fund                           2012                 1,630
                                                      2010                 1,587
                                                                         -------
                                                                         $ 3,217

For Federal income tax purposes, the capital loss carryforwards may be carried forward for a maximum of eight years to offset any net realized capital gains.

During the year ended March 31, 2004, the Diversified Conservative Income, Diversified Conservative Fund, Diversified Global Moderate Growth, Diversified Moderate Growth Fund, Diversified Global Growth Fund and the Diversified Global Stock Funds utilized capital loss carryforwards of $274,538, $287,617, $157,207, $4,248,634, $3,785,547 and $2,716,842 respectively.

Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
44          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2004, were as follows ($ Thousands):

-------------------------------------------------------------------------------------------
                                                                                        Net
                                                                                 Unrealized
                                    Federal   Appreciated      Depreciated     Appreciation
                                   Tax Cost    Securities       Securities   (Depreciation)
-------------------------------------------------------------------------------------------
Diversified Conservative
   Income Fund                     $ 76,034        $1,362        $ (1,992)        $   (630)

Diversified Conservative
   Fund                             105,266         2,790          (4,463)          (1,673)

Diversified Global Moderate
   Growth Fund                      197,476         6,960         (13,985)          (7,025)

Diversified Moderate
   Growth Fund                      393,339         5,881         (25,149)         (19,268)

Diversified Global
   Growth Fund                      245,090         5,533         (29,619)         (24,086)

Diversified Global
   Stock Fund                       161,548         3,296         (34,285)         (30,989)

Diversified U.S.
   Stock Fund                       138,193         1,890         (31,854)         (29,964)

Defensive Strategy Fund              17,030           225              (9)             216

Tax-Managed Defensive
   Strategy Fund                      9,009            93              (4)              89

Conservative Strategy Fund           20,691           368             (51)             317

Tax-Managed Conservative
   Strategy Fund                     27,122           488             (17)             471

Moderate Strategy Fund               63,546         1,237             (94)           1,143

Tax-Managed Moderate
   Strategy Fund                     33,890           539             (24)             515

Aggressive Strategy Fund             35,235           972            (238)             734

Tax-Managed Aggressive
   Strategy Fund                     14,330           299             (87)             212

Core Market Strategy Fund            21,370           293            (168)             125

Tax-Managed Core
   Market Strategy Fund               8,223           131             (10)             121

Market Growth
   Strategy Fund                     95,037         2,279            (418)           1,861

Tax-Managed Market
   Growth Strategy Fund              41,400           689             (49)             640

7. GUARANTEES

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. OTHER

SIMC is the sole shareholder of Class I Shares of Defensive Strategy Fund, Tax-Managed Defensive Strategy Fund, Conservative Strategy Fund, Tax-Managed Conservative Strategy Fund, Moderate Strategy Fund, Tax-Managed Moderate Strategy Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Tax-Managed Core Market Strategy Fund, Market Growth Strategy Fund, and Tax-Managed Market Growth Strategy Fund.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004          45

SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 2004

DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the fourth column shows the dollar amount that you would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

--------------------------------------------------------------------------------------------------
                                                BEGINNING        ENDING                   EXPENSES
                                                 ACCOUNT         ACCOUNT      ANNUALIZED    PAID
                                                  VALUE           VALUE         EXPENSE    DURING
                                                 3/31/04         9/30/04        RATIOS     PERIOD*
--------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $1,000.00        $1,005.50        0.12%   $    0.60
Class D                                         1,000.00           999.40        1.12         5.61
Class I                                         1,000.00         1,004.30        0.37         1.86
HYPOTHETICAL 5% RETURN
Class A                                        $1,000.00        $1,024.47        0.12%   $    0.61
Class D                                         1,000.00         1,019.45        1.12         5.67
Class I                                         1,000.00         1,023.21        0.37         1.88
--------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $1,000.00        $1,003.40        0.12%   $    0.60
Class D                                         1,000.00           998.40        1.12         5.61
Class I                                         1,000.00         1,001.30        0.37         1.86
HYPOTHETICAL 5% RETURN
Class A                                        $1,000.00        $1,024.47        0.12%   $    0.61
Class D                                         1,000.00         1,019.45        1.12         5.67
Class I                                         1,000.00         1,023.21        0.37         1.88
--------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $1,000.00        $1,000.80        0.12%   $    0.60
Class D                                         1,000.00           996.60        1.12         5.61
Class I                                         1,000.00         1,000.60        0.37         1.86
HYPOTHETICAL 5% RETURN
Class A                                        $1,000.00        $1,024.47        0.12%   $    0.61
Class D                                         1,000.00         1,019.45        1.12         5.67
Class I                                         1,000.00         1,023.21        0.37         1.88
--------------------------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $1,000.00        $  999.50        0.12%   $    0.60
Class D                                         1,000.00           994.60        1.12         5.60
Class I                                         1,000.00           998.30        0.37         1.85
HYPOTHETICAL 5% RETURN
Class A                                        $1,000.00        $1,024.47        0.12%   $    0.61
Class D                                         1,000.00         1,019.45        1.12         5.67
Class I                                         1,000.00         1,023.21        0.37         1.88
--------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $1,000.00        $  997.00        0.12%   $    0.60
Class D                                         1,000.00           992.20        1.12         5.59
Class I                                         1,000.00           995.80        0.37         1.85
HYPOTHETICAL 5% RETURN
Class A                                        $1,000.00        $1,024.47        0.12%   $    0.61
Class D                                         1,000.00         1,019.45        1.12         5.67
Class I                                         1,000.00         1,023.21        0.37         1.88
--------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $1,000.00        $  991.30        0.12%   $    0.60
Class D                                         1,000.00           986.00        1.12         5.58
Class I                                         1,000.00           988.10        0.37         1.84
HYPOTHETICAL 5% RETURN
Class A                                        $1,000.00        $1,024.47        0.12%   $    0.61
Class D                                         1,000.00         1,019.45        1.12         5.67
Class I                                         1,000.00         1,023.21        0.37         1.88


--------------------------------------------------------------------------------
46          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004

--------------------------------------------------------------------------------------------------
                                               BEGINNING         ENDING                   EXPENSES
                                                 ACCOUNT         ACCOUNT      ANNUALIZED    PAID
                                                  VALUE           VALUE         EXPENSE    DURING
                                                 3/31/04         9/30/04        RATIOS     PERIOD*
--------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $1,000.00        $  991.60        0.12%   $    0.60
Class D                                         1,000.00           986.90        1.12         5.58
Class I                                         1,000.00           990.60        0.37         1.85
HYPOTHETICAL 5% RETURN
Class A                                        $1,000.00        $1,024.47        0.12%   $    0.61
Class D                                         1,000.00         1,019.45        1.12         5.67
Class I                                         1,000.00         1,023.21        0.37         1.88
--------------------------------------------------------------------------------------------------
DEFENSIVE STRATEGY FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $1,000.00        $1,013.20        0.10%   $    0.50
Class I                                         1,000.00         1,019.00        0.10         0.51
HYPOTHETICAL 5% RETURN
Class A                                        $1,000.00        $1,024.57        0.10%   $    0.51
Class I                                         1,000.00         1,024.57        0.10         0.51
--------------------------------------------------------------------------------------------------
TAX-MANAGED DEFENSIVE STRATEGY FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $1,000.00        $1,009.60        0.10%   $    0.50
Class I                                         1,000.00         1,010.60        0.10         0.50
HYPOTHETICAL 5% RETURN
Class A                                        $1,000.00        $1,024.57        0.10%   $    0.51
Class I                                         1,000.00         1,024.57        0.10         0.51
--------------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $1,000.00        $1,016.20        0.10%   $    0.51
Class I                                         1,000.00         1,021.90        0.10         0.51
HYPOTHETICAL 5% RETURN
Class A                                        $1,000.00        $1,024.57        0.10%   $    0.51
Class I                                         1,000.00         1,024.57        0.10         0.51
--------------------------------------------------------------------------------------------------
TAX-MANAGED CONSERVATIVE STRATEGY FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $1,000.00        $1,016.30        0.10%   $    0.51
Class I                                         1,000.00         1,021.20        0.10         0.51
HYPOTHETICAL 5% RETURN
Class A                                        $1,000.00        $1,024.57        0.10%   $    0.51
Class I                                         1,000.00         1,024.57        0.10         0.51
--------------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $1,000.00        $1,014.90        0.10%   $    0.51
Class I                                         1,000.00         1,020.50        0.10         0.51
HYPOTHETICAL 5% RETURN
Class A                                        $1,000.00        $1,024.57        0.10%   $    0.51
Class I                                         1,000.00         1,024.57        0.10         0.51
--------------------------------------------------------------------------------------------------
TAX-MANAGED MODERATE STRATEGY FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $1,000.00        $1,010.60        0.10%   $    0.50
Class I                                         1,000.00         1,006.80        0.10         0.50
HYPOTHETICAL 5% RETURN
Class A                                        $1,000.00        $1,024.57        0.10%   $    0.51
Class I                                         1,000.00         1,024.57        0.10         0.51
--------------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $1,000.00        $  998.00        0.10%   $    0.50
Class I                                         1,000.00           995.20        0.10         0.50
HYPOTHETICAL 5% RETURN
Class A                                        $1,000.00        $1,024.57        0.10%   $    0.51
Class I                                         1,000.00         1,024.57        0.10         0.51
--------------------------------------------------------------------------------------------------
TAX-MANAGED AGGRESSIVE STRATEGY FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $1,000.00        $  992.10        0.10%   $    0.50
Class I                                         1,000.00           990.30        0.10         0.50
HYPOTHETICAL 5% RETURN
Class A                                        $1,000.00        $1,024.57        0.10%   $    0.51
Class I                                         1,000.00         1,024.57        0.10         0.51
--------------------------------------------------------------------------------------------------
CORE MARKET STRATEGY FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $1,000.00        $1,003.20        0.10%   $    0.50
Class I                                         1,000.00         1,009.80        0.10         0.50
HYPOTHETICAL 5% RETURN
Class A                                        $1,000.00        $1,024.57        0.10%   $    0.51
Class I                                         1,000.00         1,024.57        0.10         0.51
--------------------------------------------------------------------------------------------------
TAX-MANAGED CORE MARKET STRATEGY FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $1,000.00        $1,008.90        0.10%   $    0.50
Class I                                         1,000.00         1,013.50        0.10         0.50
HYPOTHETICAL 5% RETURN
Class A                                        $1,000.00        $1,024.57        0.10%   $    0.51
Class I                                         1,000.00         1,024.57        0.10         0.51
--------------------------------------------------------------------------------------------------
MARKET GROWTH STRATEGY FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $1,000.00        $1,003.10        0.10%   $    0.50
Class I                                         1,000.00           996.50        0.10         0.50
HYPOTHETICAL 5% RETURN
Class A                                        $1,000.00        $1,024.57        0.10%   $    0.51
Class I                                         1,000.00         1,024.57        0.10         0.51
--------------------------------------------------------------------------------------------------
TAX-MANAGED MARKET GROWTH STRATEGY FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $1,000.00        $  999.90        0.10%   $    0.50
Class I                                         1,000.00           995.20        0.10         0.50
HYPOTHETICAL 5% RETURN
Class A                                        $1,000.00        $1,024.57        0.10%   $    0.51
Class I                                         1,000.00         1,024.57        0.10         0.51

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2004          47

NOTES

NOTES

NOTES

NOTES

NOTES

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT SEPTEMBER 30, 2004

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.

OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

John J. Munera
VICE PRESIDENT, ASSISTANT SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Fund Management

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[BACKGROUND GRAPHIC OMITTED]

SEI INVESTMENTS

SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1-800-342-5734)

SEI-F-118 (9/04)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      SEI Asset Allocation Trust

By (Signature and Title)*                         /s/ Edward D. Loughlin
                                                  ----------------------
                                                  Edward D. Loughlin
                                                  Chief Executive Officer


Date: November 26, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Edward D. Loughlin
                                                  ----------------------
                                                  Edward D. Loughlin
                                                  Chief Executive Officer
Date: November 26, 2004


By (Signature and Title)*                         /s/ Peter (Pedro) A. Rodriguez
                                                  ------------------------------
                                                  Peter (Pedro) A. Rodriguez
                                                  Chief Financial Officer

Date: November 26, 2004


* Print the name and title of each signing officer under his or her signature.